UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (56.4%)(a)
			Shares	Value

Basic materials (2.1%)

Aceto Corp.			503	$13,807

Akzo Nobel NV (Netherlands)			431	28,020

Amcor, Ltd. (Australia)			6,294	58,471

American Vanguard Corp.			2,020	23,351

Andersons, Inc. (The)			460	15,668

ArcelorMittal SA (France)			4,094	21,391

Assa Abloy AB Class B (Sweden)			1,482	26,619

BASF SE (Germany)			2,244	171,227

BHP Billiton, Ltd. (Australia)			2,385	37,616

Cabot Corp.			337	10,636

Cambrex Corp.(NON)			840	33,331

Chicago Bridge & Iron Co. NV(S)			676	26,810

Compagnie De Saint-Gobain (France)			696	30,234

Continental Building Products, Inc.(NON)			1,822	37,424

CRH PLC (Ireland)			335	8,862

Domtar Corp. (Canada)			485	17,339

Dow Chemical Co. (The)			286	12,126

EMS-Chemie Holding AG (Switzerland)			122	50,300

EVA Precision Industrial Holdings, Ltd. (Hong Kong)			46,000	9,048

Evonik Industries AG (Germany)			1,259	42,081

Fortescue Metals Group, Ltd. (Australia)			21,430	27,539

Glencore PLC (United Kingdom)			18,876	26,304

Graphic Packaging Holding Co.			11,100	141,969

Innophos Holdings, Inc.			411	16,292

Innospec, Inc.			545	25,348

Kraton Performance Polymers, Inc.(NON)			533	9,541

Kuraray Co., Ltd. (Japan)			2,200	27,478

LyondellBasell Industries NV Class A			6,900	575,184

Minerals Technologies, Inc.			225	10,836

Mitsubishi Gas Chemical Co., Inc. (Japan)			3,000	13,877

Mitsubishi Materials Corp. (Japan)			16,000	48,808

Mondi PLC (South Africa)			1,235	25,919

Mota-Engil SGPS SA (Portugal)(S)			4,779	10,154

Nitto Denko Corp. (Japan)			1,100	66,067

NN, Inc.			1,463	27,066

Orion Engineered Carbons SA (Luxembourg)			1,245	17,990

Patrick Industries, Inc.(NON)			925	36,528

Rio Tinto PLC (United Kingdom)			1,077	36,132

Royal Boskalis Westminster NV (Netherlands)			839	36,729

Sealed Air Corp.			6,600	309,408

Sherwin-Williams Co. (The)			2,800	623,784

Smurfit Kappa Group PLC (Ireland)			409	10,995

Sumitomo Metal Mining Co., Ltd. (Japan)			4,000	45,547

Symrise AG (Germany)			155	9,311

Syngenta AG (Switzerland)			30	9,636

ThyssenKrupp AG (Germany)			3,863	67,644

Trex Co., Inc.(NON)			198	6,599

UPM-Kymmene OYJ (Finland)			3,944	59,255

US Concrete, Inc.(NON)			501	23,943

voestalpine AG (Austria)			755	25,978

Weyerhaeuser Co.(R)			1,600	43,744

Yara International ASA (Norway)			331	13,227

				3,103,193
Capital goods (3.8%)

ABB, Ltd. (Switzerland)			3,553	62,922

ACS Actividades de Construccion y Servicios SA (Spain)			1,066	30,653

AGCO Corp.			3,200	149,216

Airbus Group SE (France)			937	55,654

Allison Transmission Holdings, Inc.			12,800	341,632

Altra Industrial Motion Corp.			822	19,005

Argan, Inc.			977	33,882

Avery Dennison Corp.			2,200	124,454

AZZ, Inc.			317	15,435

BAE Systems PLC (United Kingdom)			12,732	86,440

Bombardier, Inc. Class B (Canada)			5,582	6,985

Carlisle Cos., Inc.			1,000	87,380

Chase Corp.			266	10,478

Cooper-Standard Holding, Inc.(NON)			473	27,434

Crown Holdings, Inc.(NON)			10,900	498,675

Cubic Corp.			841	35,272

dorma + kaba Holding AG Class B (Switzerland)			41	25,205

Douglas Dynamics, Inc.			430	8,540

General Dynamics Corp.			7,500	1,034,625

Hyster-Yale Materials Holdings, Inc.			226	13,070

IDEX Corp.			2,800	199,640

Ingersoll-Rand PLC			3,700	187,849

Jiangnan Group, Ltd. (China)			48,000	9,910

JTEKT Corp (Japan)			1,400	19,645

Kadant, Inc.			627	24,459

KBR, Inc.			12,300	204,918

Leggett & Platt, Inc.			3,600	148,500

MasTec, Inc.(NON)			1,867	29,555

Matrix Service Co.(NON)			1,402	31,503

Miller Industries, Inc.			723	14,127

Mitsubishi Electric Corp. (Japan)			9,000	82,635

Mobileye NV (Israel)(NON)			263	11,961

MSA Safety, Inc.			273	10,912

Northrop Grumman Corp.			5,300	879,535

Orbital ATK, Inc.			1,026	73,739

OSRAM Licht AG (Germany)			915	47,276

Roper Technologies, Inc.			3,800	595,460

Safran SA (France)			516	38,934

Sandvik AB (Sweden)			8,166	69,666

Sound Global, Ltd. (China)(F)(NON)			9,000	7,077

Spirit AeroSystems Holdings, Inc. Class A(NON)			3,400	164,356

Standex International Corp.			315	23,735

Stoneridge, Inc.(NON)			1,603	19,781

Tetra Tech, Inc.			1,675	40,719

Thales SA (France)			159	11,077

THK Co., Ltd. (Japan)			2,400	38,188

Trinseo SA(NON)(S)			1,972	49,793

Triumph Group, Inc.			472	19,862

Vinci SA (France)			399	25,371

Wabash National Corp.(NON)			2,877	30,467

				5,777,607
Communication services (2.0%)

BCE, Inc. (Canada)			257	10,519

Bharti Infratel, Ltd. (India)			3,663	19,847

BT Group PLC (United Kingdom)			15,771	100,356

CalAmp Corp.(NON)			1,536	24,714

Cellnex Telecom SAU 144A (Spain)(NON)			1,068	18,175

Cincinnati Bell, Inc.(NON)			7,236	22,576

Cogent Communications Holdings, Inc.			632	17,165

Com Hem Holding AB (Sweden)			4,449	37,208

Deutsche Telekom AG (Germany)			4,969	88,210

EchoStar Corp. Class A(NON)			903	38,856

Frontier Communications Corp.			4,667	22,168

IDT Corp. Class B			648	9,266

Inteliquent, Inc.			958	21,392

InterXion Holding NV (Netherlands)(NON)			338	9,153

Iridium Communications, Inc.(NON)			1,638	10,074

Juniper Networks, Inc.			22,400	575,904

KDDI Corp. (Japan)			3,500	78,380

Liberty Global PLC Ser. C (United Kingdom)(NON)			329	13,496

Liberty Global PLC LiLAC Class C (United Kingdom)(NON)			17	582

NeuStar, Inc. Class A(NON)			682	18,557

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			2,100	73,751

NTT DoCoMo, Inc. (Japan)			4,100	68,739

Numericable-SFR (France)(NON)			717	33,209

Orange SA (France)			4,337	65,589

Quebecor, Inc. Class B (Canada)			901	19,721

SBA Communications Corp. Class A(NON)			4,200	439,908

ShoreTel, Inc.(NON)			1,706	12,744

Sky PLC (United Kingdom)			8,242	130,422

Spark New Zealand, Ltd. (New Zealand)			5,951	11,343

Spok Holdings, Inc.			848	13,958

Telecom Italia SpA RSP (Italy)			46,726	47,952

Telenor ASA (Norway)			2,485	46,485

Telstra Corp., Ltd. (Australia)			19,474	76,878

Ubiquiti Networks, Inc.			401	13,590

Verizon Communications, Inc.			19,021	827,604

Vodafone Group PLC (United Kingdom)			20,108	63,582

				3,082,073
Conglomerates (0.1%)

Mitsubishi Corp. (Japan)			2,400	39,459

Orkla ASA (Norway)			2,542	18,883

Siemens AG (Germany)			950	84,876

Tyco International PLC			525	17,567

				160,785
Consumer cyclicals (8.4%)

Accor SA (France)			186	8,707

Adecco SA (Switzerland)			1,175	86,157

Amazon.com, Inc.(NON)			800	409,512

Aristocrat Leisure, Ltd. (Australia)			5,040	30,719

Ascena Retail Group, Inc.(NON)			1,862	25,900

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			1,713	21,796

Big Lots, Inc.			726	34,790

Brunswick Corp.			544	26,052

CaesarStone Sdot-Yam, Ltd. (Israel)			250	7,600

Caleres, Inc.			1,007	30,744

Carmike Cinemas, Inc.(NON)			1,175	23,606

Carter's, Inc.			3,600	326,304

CEB, Inc.			196	13,395

Cedar Fair LP			495	26,042

Children's Place, Inc. (The)			364	20,992

Cie Generale des Etablissements Michelin (France)			1,014	92,529

Compass Group PLC (United Kingdom)			3,265	52,126

Conn's, Inc.(NON)(S)			736	17,693

Continental AG (Germany)			625	132,762

Cooper Tire & Rubber Co.			988	39,036

Ctrip.com International, Ltd. ADR (China)(NON)			210	13,268

Dai Nippon Printing Co., Ltd. (Japan)			13,000	126,413

Daimler AG (Registered Shares) (Germany)			228	16,527

Dalata Hotel Group PLC (Ireland)(NON)(FWC)			4,250	20,534

Deckers Outdoor Corp.(NON)			369	21,424

Deluxe Corp.			1,018	56,743

Dillards, Inc. Class A			341	29,800

Discovery Communications, Inc. Class A(NON)(S)			34,325	893,480

DSW, Inc. Class A			796	20,147

Ennis, Inc.			878	15,242

Equinix, Inc.			2,000	194,360

Eros International PLC(NON)			611	16,613

Ethan Allen Interiors, Inc.			1,441	38,057

Everi Holdings, Inc.(NON)			1,943	9,968

Express, Inc.(NON)			1,529	27,323

Fiat Chrysler Automobiles NV (United Kingdom)(NON)			1,525	19,877

Five Below, Inc.(NON)			356	11,954

Flight Centre Travel Group, Ltd. (Australia)			1,445	36,702

Fuji Heavy Industries, Ltd. (Japan)			3,400	123,035

G&K Services, Inc. Class A			388	25,849

G-III Apparel Group, Ltd.(NON)			316	19,485

Gray Television, Inc.(NON)			3,751	47,863

Harvey Norman Holdings, Ltd. (Australia)			14,221	39,042

Heartland Payment Systems, Inc.			242	15,248

Hilton Worldwide Holdings, Inc.			27,100	621,674

Home Depot, Inc. (The)			13,200	1,524,468

Honda Motor Co., Ltd. (Japan)			400	11,927

Inditex SA (Spain)			1,948	65,257

Industrivarden AB Class A (Sweden)			1,806	34,244

ITV PLC (United Kingdom)			33,183	123,811

KAR Auction Services, Inc.			5,015	178,033

Kia Motors Corp. (South Korea)			702	31,843

Kimberly-Clark Corp.			6,600	719,664

Kingfisher PLC (United Kingdom)			23,455	127,543

Lagardere SCA (France)			3,013	83,519

Landauer, Inc.(S)			756	27,964

Lear Corp.			3,800	413,364

Liberty Interactive Corp. Class A(NON)			8,800	230,824

Liberty Media Corp. Class A(NON)			3,900	139,308

LifeLock, Inc.(NON)			857	7,507

Lions Gate Entertainment Corp.			1,545	56,856

Live Nation Entertainment, Inc.(NON)			1,083	26,035

LIXIL Group Corp. (Japan)			1,300	26,440

Lowe's Cos., Inc.			13,500	930,420

Luxottica Group SpA (Italy)			473	32,880

Macy's, Inc.			6,600	338,712

Malibu Boats, Inc. Class A(NON)			1,341	18,747

Marcus Corp.			1,353	26,167

Marks & Spencer Group PLC (United Kingdom)			11,659	88,597

Marriott Vacations Worldwide Corp.			363	24,735

Mazda Motor Corp. (Japan)			1,400	22,226

MCBC Holdings, Inc.(NON)			1,139	14,761

Mediaset SpA (Italy)			4,322	19,921

Men's Wearhouse, Inc. (The)			695	29,551

Moncler SpA (Italy)			1,223	21,929

National CineMedia, Inc.			1,830	24,559

News Corp. Class A(NON)			7,900	99,698

Nexstar Broadcasting Group, Inc. Class A			399	18,893

Next PLC (United Kingdom)			183	21,121

NIKE, Inc. Class B			8,200	1,008,354

Nintendo Co., Ltd. (Japan)			200	33,788

Nippon Television Holdings, Inc. (Japan)			1,200	19,431

Nissan Motor Co., Ltd. (Japan)			2,800	25,792

Oxford Industries, Inc.			485	35,832

Panasonic Corp. (Japan)			9,500	96,445

Penn National Gaming, Inc.(NON)			1,368	22,955

Peugeot SA (France)(NON)			3,428	51,788

PGT, Inc.(NON)			3,071	37,712

Pitney Bowes, Inc.			912	18,103

ProSiebenSat.1 Media SE (Germany)			340	16,650

Publicis Groupe SA (France)			783	53,495

RE/MAX Holdings, Inc. Class A			927	33,353

Regal Entertainment Group Class A(S)			1,797	33,586

Scotts Miracle-Gro Co. (The) Class A			601	36,553

Securitas AB Class B (Sweden)			5,376	65,742

Sequential Brands Group, Inc.(NON)			946	13,689

ServiceMaster Global Holdings, Inc.(NON)			2,600	87,230

Shimamura Co., Ltd. (Japan)			300	32,374

Sirius XM Holdings, Inc.(NON)			95,500	357,170

Six Flags Entertainment Corp.			2,600	119,028

SJM Holdings, Ltd. (Hong Kong)			26,000	18,509

Smith & Wesson Holding Corp.(NON)			2,117	35,714

Sohgo Security Services Co., Ltd. (Japan)			500	22,817

Sony Corp. (Japan)(NON)			1,000	24,451

Sotheby's Class A			502	16,054

Sports Direct International PLC (United Kingdom)(NON)			2,209	25,343

Steven Madden, Ltd.(NON)			348	12,744

TABCORP Holdings, Ltd. (Australia)			3,549	11,670

Tata Motors, Ltd. (India)(NON)			3,450	15,746

Taylor Wimpey PLC (United Kingdom)			11,009	32,661

Thor Industries, Inc.			900	46,620

TiVo, Inc.(NON)			1,050	9,093

Toppan Printing Co., Ltd. (Japan)			7,000	56,489

Toyota Industries Corp. (Japan)			400	19,066

Toyota Motor Corp. (Japan)			900	52,933

Vail Resorts, Inc.			147	15,388

Valeo SA (France)			362	49,022

Verisk Analytics, Inc. Class A(NON)			2,600	192,166

Viacom, Inc. Class B			8,700	375,405

Vista Outdoor, Inc.(NON)			251	11,152

Visteon Corp.(NON)			317	32,093

Wolters Kluwer NV (Netherlands)			1,463	45,107

Wolverine World Wide, Inc.			965	20,883

WPP PLC (United Kingdom)			2,429	50,584

Wyndham Worldwide Corp.			2,700	194,130

Yamaha Motor Co., Ltd. (Japan)			2,100	42,355

				13,075,879
Consumer staples (4.8%)

Altria Group, Inc.			2,900	157,760

Anheuser-Busch InBev SA/NV (Belgium)			311	33,033

Associated British Foods PLC (United Kingdom)			936	47,438

Avis Budget Group, Inc.(NON)			854	37,303

Avon Products, Inc.			1,393	4,527

Barrett Business Services, Inc.			199	8,543

Barry Callebaut AG (Switzerland)			45	49,025

Beacon Roofing Supply, Inc.(NON)			845	27,454

Bloomin' Brands, Inc.			1,570	28,543

Bright Horizons Family Solutions, Inc.(NON)			341	21,906

Brinker International, Inc.			632	33,287

British American Tobacco PLC (United Kingdom)			1,144	63,225

Buffalo Wild Wings, Inc.(NON)			45	8,704

Bunge, Ltd.			10,900	798,970

Cal-Maine Foods, Inc.(S)			507	27,687

Coca-Cola Amatil, Ltd. (Australia)			3,864	24,483

Coca-Cola Enterprises, Inc.			5,300	256,255

Coca-Cola HBC AG (Switzerland)			1,310	27,777

Colgate-Palmolive Co.			1,800	114,228

ConAgra Foods, Inc.			8,000	324,080

Coty, Inc. Class A(NON)			2,645	71,574

CVS Health Corp.			13,200	1,273,536

Delivery Hero Holding GmbH (acquired 06/12/15, cost $15,404) (Private) (Germany)(F)(RES)(NON)			2	13,765

Distribuidora Internacional de Alimentacion SA (Spain)			5,392	32,590

Dr. Pepper Snapple Group, Inc.			9,200	727,260

Farmer Bros. Co.(NON)			352	9,592

Grand Canyon Education, Inc.(NON)			791	30,050

Groupon, Inc.(NON)			2,745	8,949

Henkel AG & Co. KGaA (Preference) (Germany)			457	46,955

Imperial Tobacco Group PLC (United Kingdom)			1,799	93,113

ITOCHU Corp. (Japan)			3,500	37,124

ITT Educational Services, Inc.(NON)(S)			462	1,585

J Sainsbury PLC (United Kingdom)			11,559	45,748

Japan Tobacco, Inc. (Japan)			2,200	68,437

John B. Sanfilippo & Son, Inc.			881	45,160

Kao Corp. (Japan)			2,100	95,410

Kerry Group PLC Class A (Ireland)			807	60,684

Kforce, Inc.			1,250	32,850

Koninklijke Ahold NV (Netherlands)			5,925	115,641

Korn/Ferry International			669	22,124

Kroger Co. (The)			11,600	418,412

Liberty Ventures Ser. A(NON)			5,900	238,065

METRO AG (Germany)			869	23,973

Molson Coors Brewing Co. Class B			187	15,525

Mondelez International, Inc. Class A			3,600	150,732

Monster Worldwide, Inc.(NON)(S)			6,167	39,592

Nestle SA (Switzerland)			2,399	180,660

Nomad Foods, Ltd. (United Kingdom)(NON)			154	2,426

Nutraceutical International Corp.(NON)			457	10,790

On Assignment, Inc.(NON)			1,284	47,380

Papa John's International, Inc.			300	20,544

Paylocity Holding Corp.(NON)			251	7,527

PepsiCo, Inc.			6,500	612,950

Philip Morris International, Inc.			267	21,181

Pinnacle Foods, Inc.			4,298	180,000

Rakuten, Inc. (Japan)			1,300	16,672

Reckitt Benckiser Group PLC (United Kingdom)			650	59,001

Recruit Holdings Co., Ltd. (Japan)			200	6,016

SABMiller PLC (United Kingdom)			510	28,900

Sally Beauty Holdings, Inc.(NON)			897	21,304

Seven & i Holdings Co., Ltd. (Japan)			300	13,745

Shiseido Co., Ltd. (Japan)			600	13,150

Shutterfly, Inc.(NON)			144	5,148

Sonic Corp.(S)			986	22,629

SpartanNash Co.			1,030	26,626

Swedish Match AB (Sweden)			2,221	67,237

Team Health Holdings, Inc.(NON)			202	10,914

TrueBlue, Inc.(NON)			1,240	27,863

Uni-President Enterprises Corp. (Taiwan)			13,000	22,504

Unilever NV ADR (Netherlands)			1,524	61,332

Unilever PLC (United Kingdom)			1,110	45,216

WH Group, Ltd. 144A (Hong Kong)(NON)			98,996	49,315

WM Morrison Supermarkets PLC (United Kingdom)			1,193	3,006

Wolseley PLC (United Kingdom)			685	40,072

Woolworths, Ltd. (Australia)			848	14,829

				7,451,611
Energy (3.7%)

BG Group PLC (United Kingdom)			2,546	36,713

BP PLC (United Kingdom)			28,080	142,328

Callon Petroleum Co.(NON)			4,403	32,098

Cameron International Corp.(NON)			9,000	551,880

Connacher Oil and Gas, Ltd. (Canada)(NON)			501	210

CVR Energy, Inc.(S)			2,000	82,100

Delek US Holdings, Inc.			718	19,889

Diamondback Energy, Inc.(NON)			136	8,786

EnCana Corp. (Canada)			1,184	7,621

EP Energy Corp. Class A(NON)			1,606	8,271

Exxon Mobil Corp.			504	37,472

Ezion Holdings, Ltd. (Singapore)			29,380	13,522

Genel Energy PLC (United Kingdom)(NON)(S)			3,468	14,588

Gulfport Energy Corp.(NON)			429	12,733

Hess Corp.			600	30,036

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			2,494	100

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			2,494	100

Northern Oil and Gas, Inc.(NON)			2,607	11,523

Occidental Petroleum Corp.			16,600	1,098,090

OMV AG (Austria)			4,983	121,131

Pacific Ethanol, Inc.(NON)			1,904	12,357

Questar Corp.			2,300	44,643

Repsol YPF SA (Spain)			3,001	34,970

REX American Resources Corp.(NON)			445	22,526

Royal Dutch Shell PLC Class A (United Kingdom)			3,512	82,819

Royal Dutch Shell PLC Class A (United Kingdom)			2,159	51,267

Royal Dutch Shell PLC Class B (United Kingdom)			3,200	75,903

Schlumberger, Ltd.			16,900	1,165,593

SM Energy Co.			412	13,200

Statoil ASA (Norway)			8,636	125,973

Stone Energy Corp.(NON)			685	3,398

Suncor Energy, Inc. (Canada)			1,617	43,245

Superior Energy Services, Inc.			15,100	190,713

Tesoro Corp.			2,200	213,928

Total SA (France)			3,147	141,883

Valero Energy Corp.			17,900	1,075,790

Vestas Wind Systems A/S (Denmark)			2,034	106,005

Whiting Petroleum Corp.(NON)			628	9,590

Woodside Petroleum, Ltd. (Australia)			2,323	47,497

				5,690,491
Financials (10.7%)

3i Group PLC (United Kingdom)			15,886	112,365

Access National Corp.			571	11,631

ACE, Ltd.			149	15,407

Admiral Group PLC (United Kingdom)			866	19,716

AG Mortgage Investment Trust, Inc.(R)			345	5,251

Ageas (Belgium)			2,034	83,494

Agree Realty Corp.(R)			576	17,194

AIA Group, Ltd. (Hong Kong)			12,400	64,561

Allianz SE (Germany)			751	117,708

Allied World Assurance Co. Holdings AG			2,853	108,899

Allstate Corp. (The)			9,300	541,632

American Capital Agency Corp.(R)			11,600	216,920

American Equity Investment Life Holding Co.(S)			1,350	31,469

American Financial Group, Inc.			800	55,128

American International Group, Inc.			700	39,774

Amtrust Financial Services, Inc.			748	47,109

Annaly Capital Management, Inc.(R)			26,200	258,594

Apollo Commercial Real Estate Finance, Inc.(R)			872	13,699

Apollo Residential Mortgage, Inc.(R)			1,457	18,446

Arbor Realty Trust, Inc.(R)			3,406	21,662

Arlington Asset Investment Corp. Class A			397	5,578

ARMOUR Residential REIT, Inc.(R)			228	4,569

Ashford Hospitality Prime, Inc.(R)			87	1,221

Ashford Hospitality Trust, Inc.(R)			2,149	13,109

Aspen Insurance Holdings, Ltd.			1,200	55,764

AXA SA (France)			4,703	114,175

Axis Bank, Ltd. (India)			3,377	25,591

Banco de Sabadell SA (Spain)			4,936	9,067

Banco Latinoamericano de Exportaciones SA Class E (Panama)			1,288	29,817

Banco Santander SA (Spain)			9,700	51,649

Bank Hapoalim BM (Israel)			3,706	18,656

Bank of America Corp.			93,500	1,456,730

Bank of Ireland (Ireland)(NON)			107,185	41,727

Bank of New York Mellon Corp. (The)			15,400	602,910

Bank of Queensland, Ltd. (Australia)			2,479	20,270

Barclays PLC (United Kingdom)			10,144	37,503

BNP Paribas SA/New York, NY (France)			2,942	173,242

BofI Holding, Inc.(NON)			203	26,152

Brixmor Property Group, Inc.(R)			2,600	61,048

Broadridge Financial Solutions, Inc.			1,600	88,560

Campus Crest Communities, Inc.(R)			2,704	14,385

Cardinal Financial Corp.			1,123	25,840

Cardtronics, Inc.(NON)			716	23,413

CBL & Associates Properties, Inc.(R)			767	10,546

CBRE Group, Inc. Class A(NON)			22,400	716,800

Challenger, Ltd. (Australia)			11,435	57,489

Chimera Investment Corp.(R)			4,100	54,817

Citizens & Northern Corp.			727	14,191

CNO Financial Group, Inc.			1,429	26,879

CNP Assurances (France)			5,490	76,248

Communications Sales & Leasing, Inc.(R)			2,031	36,355

CoreLogic, Inc.(NON)			1,800	67,014

Credicorp, Ltd. (Peru)			88	9,360

Credit Agricole SA (France)			6,889	79,044

Credit Suisse Group AG (Switzerland)			2,517	60,553

Customers Bancorp, Inc.(NON)			1,459	37,496

CYS Investments, Inc.(R)			1,093	7,935

Daiwa Securities Group, Inc. (Japan)			2,000	12,962

Deutsche Bank AG (Germany)			1,569	42,180

Dewan Housing Finance Corp., Ltd. (India)			1,805	6,076

Dexus Property Group (Australia)(R)			9,532	47,926

DNB ASA (Norway)			595	7,754

Dubai Islamic Bank PJSC (United Arab Emirates)			5,239	9,603

East West Bancorp, Inc.			397	15,253

Employers Holdings, Inc.			1,761	39,253

Encore Capital Group, Inc.(NON)(S)			803	29,711

EPR Properties(R)			325	16,760

Equity Lifestyle Properties, Inc.(R)			900	52,713

Essent Group, Ltd. (Bermuda)(NON)			476	11,829

Eurazeo SA (France)			419	27,881

Farmers Capital Bank Corp.(NON)			519	12,897

FCB Financial Holdings, Inc. Class A(NON)			1,069	34,871

Federal Agricultural Mortgage Corp. Class C			517	13,406

Federated National Holding Co.			1,692	40,642

Financial Institutions, Inc.			749	18,560

First Community Bancshares, Inc.			711	12,727

First Industrial Realty Trust(R)			690	14,456

First NBC Bank Holding Co.(NON)(S)			785	27,506

FirstMerit Corp.			881	15,567

Flushing Financial Corp.			731	14,635

Foxtons Group PLC (United Kingdom)			7,672	27,589

General Growth Properties(R)			22,900	594,713

Genworth Financial, Inc. Class A(NON)			26,923	124,384

Goldman Sachs Group, Inc. (The)			400	69,504

Grupo Financiero Banorte SAB de CV (Mexico)			2,053	10,070

Hang Lung Group, Ltd. (Hong Kong)			3,000	10,207

Hanmi Financial Corp.			1,479	37,271

HCI Group, Inc.			746	28,922

Heartland Financial USA, Inc.			506	18,363

Heritage Insurance Holdings, Inc.(NON)			1,708	33,699

Hersha Hospitality Trust(R)			578	13,097

Hibernia REIT PLC (Ireland)(R)			35,277	49,966

Home Capital Group, Inc. (Canada)(S)			1,335	32,042

Horizon Bancorp			555	13,181

HSBC Holdings PLC (United Kingdom)			16,818	127,225

ING Groep NV GDR (Netherlands)			4,912	69,729

Intact Financial Corp. (Canada)			194	13,624

Invesco Mortgage Capital, Inc.(R)			555	6,793

Investor AB Class B (Sweden)			2,272	78,197

Investors Real Estate Trust(R)			1,558	12,059

Japan Hotel REIT Investment Corp (Japan)(R)			48	30,636

Jones Lang LaSalle, Inc.			2,000	287,540

JPMorgan Chase & Co.			27,543	1,679,297

Kennedy-Wilson Holdings, Inc.			817	18,113

Kerry Properties, Ltd. (Hong Kong)			15,500	42,602

KKR & Co. LP			832	13,961

Lexington Realty Trust(R)			3,015	24,422

Lloyds Banking Group PLC (United Kingdom)			9,035	10,300

LTC Properties, Inc.(R)			809	34,520

Maiden Holdings, Ltd. (Bermuda)			1,238	17,183

MainSource Financial Group, Inc.			1,112	22,640

Meta Financial Group, Inc.			411	17,167

Metro Bank PLC (acquired 01/15/14, cost $11,793) (Private) (United Kingdom)(F)(RES)(NON)			898	21,701

MFA Financial, Inc.(R)			13,435	91,492

Mitsubishi Estate Co., Ltd. (Japan)			1,000	20,495

Mitsubishi UFJ Financial Group, Inc. (Japan)			13,500	81,592

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			13,800	60,950

Mitsui Fudosan Co., Ltd. (Japan)			1,000	27,501

Mizuho Financial Group, Inc. (Japan)			87,900	165,108

Morgan Stanley			25,900	815,850

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			232	43,221

National Health Investors, Inc.(R)			737	42,370

Natixis SA (France)			4,693	25,930

Nelnet, Inc. Class A			832	28,796

New World Development Co., Ltd. (Hong Kong)			63,000	61,305

NN Group NV (Netherlands)			1,522	43,660

Nomura Real Estate Holdings, Inc. (Japan)			600	12,098

One Liberty Properties, Inc.(R)			754	16,083

Oppenheimer Holdings, Inc. Class A			747	14,947

Opus Bank			645	24,665

ORIX Corp. (Japan)			6,600	85,373

Pacific Premier Bancorp, Inc.(NON)			691	14,041

PacWest Bancorp			294	12,586

Peoples Bancorp, Inc.			692	14,387

Permanent TSB Group Holdings PLC (Ireland)(NON)			9,642	51,267

Persimmon PLC (United Kingdom)			2,088	63,620

Popular, Inc. (Puerto Rico)(NON)			4,585	138,605

Post Properties, Inc.(R)			267	15,563

PRA Group, Inc.(NON)			709	37,520

Prudential Financial, Inc.			11,100	845,931

Prudential PLC (United Kingdom)			3,768	79,658

Ramco-Gershenson Properties Trust(R)			873	13,104

Regions Financial Corp.			38,500	346,885

Regus PLC (United Kingdom)			6,446	29,961

Reinsurance Group of America, Inc.			900	81,531

Renasant Corp.			636	20,893

Republic Bancorp, Inc. Class A			452	11,097

Resona Holdings, Inc. (Japan)			25,400	129,774

SBI Holdings, Inc. (Japan)			4,600	52,026

Scentre Group (Australia)(R)			7,206	19,779

SCOR SE (France)			440	15,804

Select Income REIT(R)			565	10,741

Shinsei Bank, Ltd. (Japan)			14,000	28,919

Skandinaviska Enskilda Banken AB (Sweden)			6,757	72,215

Societe Generale SA (France)			1,687	75,463

St James's Place PLC (United Kingdom)			1,422	18,306

State Street Corp.			14,800	994,708

Sumitomo Mitsui Financial Group, Inc. (Japan)			4,700	178,917

Sumitomo Realty & Development Co., Ltd. (Japan)			1,000	31,943

Sumitomo Warehouse Co., Ltd. (The) (Japan)			5,000	24,225

Summit Hotel Properties, Inc.(R)			1,943	22,675

Swiss Life Holding AG (Switzerland)			244	54,550

Swiss Re AG (Switzerland)			1,744	149,913

Symetra Financial Corp.			1,225	38,759

Talmer Bancorp, Inc. Class A			1,192	19,847

Two Harbors Investment Corp.(R)			25,600	225,792

UBS Group AG (Switzerland)			4,621	85,632

Unifin Financiera SAPI de CV SOFOM ENR (Mexico)(NON)			3,730	8,310

United Community Banks, Inc.			731	14,942

United Insurance Holdings Corp.			2,480	32,612

Universal Health Realty Income Trust(R)			193	9,059

Validus Holdings, Ltd.			1,400	63,098

Virgin Money Holdings UK PLC (United Kingdom)(NON)			6,894	40,375

Voya Financial, Inc.			5,200	201,604

Wells Fargo & Co.			7,785	399,760

Wheelock and Co., Ltd. (Hong Kong)			21,000	91,369

Woori Bank (South Korea)			1,446	11,438

				16,632,887
Health care (8.0%)

ACADIA Pharmaceuticals, Inc.(NON)			555	18,354

Accuray, Inc.(NON)			1,516	7,572

Aetna, Inc.			3,000	328,230

Alere, Inc.(NON)			1,328	63,943

Alkermes PLC(NON)			145	8,507

Allergan PLC(NON)			121	32,889

AMAG Pharmaceuticals, Inc.(NON)			1,947	77,354

AmerisourceBergen Corp.			10,100	959,399

Amgen, Inc.			6,500	899,080

AmSurg Corp.(NON)			515	40,021

Anacor Pharmaceuticals, Inc.(NON)			60	7,063

Anthem, Inc.			6,600	924,000

Applied Genetic Technologies Corp.(NON)			506	6,649

Aratana Therapeutics, Inc.(NON)			919	7,775

Ardelyx, Inc.(NON)			1,340	23,155

ARIAD Pharmaceuticals, Inc.(NON)			5,793	33,831

Asaleo Care, Ltd. (Australia)			3,514	4,427

Astellas Pharma, Inc. (Japan)			10,600	137,610

AstraZeneca PLC (United Kingdom)			2,849	180,807

AtriCure, Inc.(NON)			653	14,307

aTyr Pharma, Inc.(NON)			417	4,278

Aurobindo Pharma, Ltd. (India)			1,435	16,864

Bayer AG (Germany)			313	40,004

Biospecifics Technologies Corp.(NON)			294	12,801

C.R. Bard, Inc.			2,400	447,144

Carbylan Therapeutics, Inc.(NON)			877	3,131

Cardinal Health, Inc.			6,600	507,012

Cardiome Pharma Corp. (Canada)(NON)			5,755	48,572

Catalent, Inc.(NON)			467	11,348

Celgene Corp.(NON)			140	15,144

Celldex Therapeutics, Inc.(NON)			573	6,039

Centene Corp.(NON)			5,808	314,968

Cepheid(NON)			161	7,277

Charles River Laboratories International, Inc.(NON)			1,400	88,928

Chemed Corp.			563	75,144

Chiasma, Inc.(NON)			114	2,266

Chimerix, Inc.(NON)			190	7,258

China Biologic Products, Inc. (China)(NON)			87	7,814

Conmed Corp.			543	25,923

Depomed, Inc.(NON)			407	7,672

DexCom, Inc.(NON)			358	30,738

Dyax Corp.(NON)			682	13,019

Dynavax Technologies Corp.(NON)			932	22,871

Eagle Pharmaceuticals, Inc.(NON)			190	14,066

Emergent BioSolutions, Inc.(NON)			892	25,413

Enanta Pharmaceuticals, Inc.(NON)			353	12,757

Entellus Medical, Inc.(NON)			384	6,920

Exact Sciences Corp.(NON)			239	4,300

FivePrime Therapeutics, Inc.(NON)			358	5,510

Gilead Sciences, Inc.			13,845	1,359,441

GlaxoSmithKline PLC (United Kingdom)			5,262	100,871

Globus Medical, Inc. Class A(NON)			665	13,739

Greatbatch, Inc.(NON)			814	45,926

Grifols SA ADR (Spain)			609	18,514

Halozyme Therapeutics, Inc.(NON)			419	5,627

Health Net, Inc.(NON)			683	41,130

HealthEquity, Inc.(NON)			615	18,173

HealthSouth Corp.			888	34,073

Hill-Rom Holdings, Inc.			736	38,265

Hologic, Inc.(NON)			1,900	74,347

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)(S)			102,000	12,600

ICU Medical, Inc.(NON)			605	66,248

Immune Design Corp.(NON)			424	5,173

Impax Laboratories, Inc.(NON)			187	6,584

Infinity Pharmaceuticals, Inc.(NON)			611	5,163

Inotek Pharmaceuticals Corp.(NON)			641	6,025

Insulet Corp.(NON)			257	6,659

Insys Therapeutics, Inc.(NON)(S)			746	21,231

Isis Pharmaceuticals, Inc.(NON)			163	6,588

Jazz Pharmaceuticals PLC(NON)			748	99,342

Kindred Healthcare, Inc.			919	14,474

Lannett Co., Inc.(NON)(S)			1,131	46,959

Ligand Pharmaceuticals, Inc.(NON)			129	11,049

Medicines Co. (The)(NON)			214	8,123

Medipal Holdings Corp. (Japan)			7,700	122,653

Merck & Co., Inc.			14,418	712,105

Merck KGaA (Germany)			486	43,026

Merrimack Pharmaceuticals, Inc.(NON)(S)			1,577	13,420

MiMedx Group, Inc.(NON)			1,424	13,742

Molina Healthcare, Inc.(NON)			96	6,610

Myriad Genetics, Inc.(NON)			271	10,157

Neurocrine Biosciences, Inc.(NON)			639	25,426

Novartis AG (Switzerland)			2,666	245,578

Novavax, Inc.(NON)			766	5,416

Novo Nordisk A/S Class B (Denmark)			2,073	111,578

Omega Healthcare Investors, Inc.(R)			1,155	40,598

OncoMed Pharmaceuticals, Inc.(NON)			322	5,342

Ophthotech Corp.(NON)			354	14,344

OraSure Technologies, Inc.(NON)			2,513	11,158

Otsuka Holdings Company, Ltd. (Japan)			500	16,070

Pfizer, Inc.			49,623	1,558,658

Portola Pharmaceuticals, Inc.(NON)			196	8,354

POZEN, Inc.(NON)(S)			3,941	22,996

Prestige Brands Holdings, Inc.(NON)			422	19,058

Prothena Corp. PLC (Ireland)(NON)			785	35,592

Providence Service Corp. (The)(NON)			517	22,531

PTC Therapeutics, Inc.(NON)			304	8,117

RadNet, Inc.(NON)			2,006	11,133

Repligen Corp.(NON)			884	24,619

Retrophin, Inc.(NON)			469	9,502

Roche Holding AG-Genusschein (Switzerland)			631	166,807

Rockwell Medical, Inc.(NON)(S)			2,648	20,416

Sage Therapeutics, Inc.(NON)			162	6,856

Sanofi (France)			3,081	293,513

Select Medical Holdings Corp.			2,256	24,342

Shionogi & Co., Ltd. (Japan)			1,200	43,134

Shire PLC (United Kingdom)			1,306	89,140

Sientra, Inc.(NON)			173	1,756

Spectranetics Corp. (The)(NON)			678	7,994

STAAR Surgical Co.(NON)			1,135	8,808

Steris Corp.			196	12,734

Sucampo Pharmaceuticals, Inc. Class A(NON)			915	18,181

Supernus Pharmaceuticals, Inc.(NON)			624	8,755

Surgical Care Affiliates, Inc.(NON)			964	31,513

Suzuken Co., Ltd. (Japan)			2,400	80,201

TESARO, Inc.(NON)			462	18,526

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			956	53,976

Threshold Pharmaceuticals, Inc.(NON)			1,737	7,070

TransEnterix, Inc.(NON)			4,176	9,438

Trevena, Inc.(NON)			868	8,984

Triple-S Management Corp. Class B (Puerto Rico)(NON)			630	11,220

UCB SA (Belgium)			334	26,141

uniQure NV (Netherlands)(NON)			418	8,548

United Therapeutics Corp.(NON)			1,800	236,232

WellCare Health Plans, Inc.(NON)			266	22,924

West Pharmaceutical Services, Inc.			712	38,533

Zeltiq Aesthetics, Inc.(NON)			700	22,421

Zoetis, Inc.			9,600	395,328

				12,417,752
Miscellaneous (—%)

Orica, Ltd. (Australia)			1,056	11,186

				11,186
Technology (9.2%)

A10 Networks, Inc.(NON)			3,106	18,605

Advanced Energy Industries, Inc.(NON)			1,330	34,979

Agilent Technologies, Inc.			10,300	353,599

Alcatel-Lucent (France)(NON)			11,607	42,733

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			150	8,846

Ambarella, Inc.(NON)			249	14,390

Amdocs, Ltd.			5,900	335,592

Analog Devices, Inc.			5,800	327,178

Apigee Corp.(NON)(S)			822	8,672

Apple, Inc.			28,104	3,099,871

Applied Micro Circuits Corp.(NON)			3,126	16,599

Aspen Technology, Inc.(NON)			411	15,581

AtoS (France)			234	17,971

AVG Technologies NV (Netherlands)(NON)			1,412	30,711

Barracuda Networks, Inc.(NON)			527	8,211

Blackbaud, Inc.			364	20,428

Brocade Communications Systems, Inc.			2,154	22,359

CACI International, Inc. Class A(NON)			179	13,241

Casetek Holdings, Ltd. (Taiwan)			3,000	12,863

Cavium, Inc.(NON)			182	11,169

Ceva, Inc.(NON)			1,091	20,260

Cirrus Logic, Inc.(NON)			510	16,070

Computer Sciences Corp.			8,500	521,730

Constant Contact, Inc.(NON)			391	9,478

Cornerstone OnDemand, Inc.(NON)			404	13,332

CSG Systems International, Inc.			949	29,229

Cypress Semiconductor Corp.(NON)			3,275	27,903

DSP Group, Inc.(NON)			2,582	23,522

Dun & Bradstreet Corp. (The)			300	31,500

eBay, Inc.(NON)			40,900	999,596

EMC Corp.			21,500	519,440

EnerSys			828	44,364

Engility Holdings, Inc.			998	25,728

Fairchild Semiconductor International, Inc.(NON)			702	9,856

Fortinet, Inc.(NON)			700	29,736

Fujitsu, Ltd. (Japan)			8,000	34,887

Genpact, Ltd.(NON)			1,500	35,415

Gigamon, Inc.(NON)			242	4,842

Glu Mobile, Inc.(NON)			4,156	18,162

Google, Inc. Class A(NON)			2,491	1,590,180

GungHo Online Entertainment, Inc. (Japan)(S)			16,500	48,948

Himax Technologies, Inc. ADR (Taiwan)			1,744	13,900

Hon Hai Precision Industry Co., Ltd. (Taiwan)			17,000	44,194

Hoya Corp. (Japan)			3,300	108,437

Ibiden Co., Ltd. (Japan)			1,900	25,003

inContact, Inc.(NON)			1,985	14,907

Infineon Technologies AG (Germany)			6,283	70,609

Integrated Device Technology, Inc.(NON)			416	8,445

Intersil Corp. Class A			1,382	16,169

Intuit, Inc.			5,700	505,875

Ixia(NON)			2,993	43,369

Jabil Circuit, Inc.			1,099	24,585

Japan Display, Inc. (Japan)(NON)			2,500	7,207

L-3 Communications Holdings, Inc.			5,200	543,504

Lattice Semiconductor Corp.(NON)			4,326	16,655

Leidos Holdings, Inc.			6,500	268,515

Lenovo Group, Ltd. (China)			26,000	22,077

Lexmark International, Inc. Class A			364	10,549

Manhattan Associates, Inc.(NON)			300	18,690

Marvell Technology Group, Ltd.			21,300	192,765

Maxim Integrated Products, Inc.			9,700	323,980

MAXIMUS, Inc.			264	15,724

MediaTek, Inc. (Taiwan)			1,000	7,463

Mellanox Technologies, Ltd. (Israel)(NON)			365	13,793

Mentor Graphics Corp.			1,849	45,541

Microsemi Corp.(NON)			449	14,736

Microsoft Corp.			4,511	199,657

MobileIron, Inc.(NON)			1,252	3,881

Monolithic Power Systems, Inc.			247	12,646

MTS Systems Corp.			180	10,820

Murata Manufacturing Co., Ltd. (Japan)			600	77,921

Netscout Systems, Inc.(NON)			155	5,482

Nexon Co., Ltd. (Japan)			1,900	25,448

Nimble Storage, Inc.(NON)			350	8,442

ON Semiconductor Corp.(NON)			3,165	29,751

Oracle Corp.			33,082	1,194,922

Otsuka Corp. (Japan)			300	14,647

Perficient, Inc.(NON)			1,087	16,772

Plexus Corp.(NON)			811	31,288

Power Integrations, Inc.			306	12,904

Proofpoint, Inc.(NON)			300	18,096

PROS Holdings, Inc.(NON)			452	10,007

QAD, Inc. Class A			805	20,608

Qlik Technologies, Inc.(NON)			329	11,992

QLogic Corp.(NON)			4,587	47,017

Qualys, Inc.(NON)			215	6,119

Quantum Corp.(NON)			8,619	6,010

Rackspace Hosting, Inc.(NON)			568	14,018

RIB Software AG (Germany)(S)			1,176	18,480

Rovi Corp.(NON)			904	9,483

Samsung Electronics Co., Ltd. (South Korea)			43	41,353

Sanmina Corp.(NON)			786	16,797

Sartorius AG (Preference) (Germany)			68	16,192

Semtech Corp.(NON)			458	6,916

Silergy Corp. (China)			2,198	21,608

Silicon Laboratories, Inc.(NON)			161	6,688

Skyworth Digital Holdings, Ltd. (China)			30,000	20,477

SolarWinds, Inc.(NON)			5,400	211,896

SS&C Technologies Holdings, Inc.			296	20,732

Sumco Corp. (Japan)			800	7,180

Symantec Corp.			19,500	379,665

Synaptics, Inc.(NON)			435	35,870

Synchronoss Technologies, Inc.(NON)			376	12,333

SYNNEX Corp.			338	28,750

TDK Corp. (Japan)			400	22,752

Tech Data Corp.(NON)			313	21,441

Tencent Holdings, Ltd. (China)			1,200	20,182

Teradyne, Inc.			11,800	212,518

Tyler Technologies, Inc.(NON)			188	28,070

Veeva Systems, Inc. Class A(NON)			529	12,384

VeriFone Systems, Inc.(NON)			490	13,588

Verint Systems, Inc.(NON)			389	16,785

Web.com Group, Inc.(NON)			1,205	25,401

Woodward, Inc.			909	36,996

Xerox Corp.			42,600	414,498

				14,301,951
Transportation (1.8%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)			2,712	18,279

Aena SA (Spain)(NON)			119	13,141

ANA Holdings, Inc. (Japan)			33,000	92,798

AP Moeller - Maersk A/S (Denmark)			66	101,830

Aurizon Holdings, Ltd. (Australia)			6,928	24,507

Central Japan Railway Co. (Japan)			300	48,518

ComfortDelgro Corp., Ltd. (Singapore)			32,500	65,796

Delta Air Lines, Inc.			20,200	906,374

Deutsche Post AG (Germany)			1,788	49,486

International Consolidated Airlines Group SA (Spain)(NON)			6,835	61,086

International Consolidated Airlines Group SA (Spain)(NON)			2,905	25,925

Japan Airlines Co., Ltd. (Japan)			500	17,651

Matson, Inc.			283	10,893

Qantas Airways, Ltd. (Australia)(NON)			11,609	30,396

Royal Mail PLC (United Kingdom)			8,584	59,685

Ryanair Holdings PLC ADR (Ireland)			1,327	103,904

Scorpio Tankers, Inc.			1,590	14,580

Swift Transportation Co.(NON)			1,795	26,961

United Parcel Service, Inc. Class B			9,700	957,293

Universal Truckload Services, Inc.			89	1,386

XPO Logistics, Inc.(NON)			375	8,936

Yangzijiang Shipbuilding Holdings, Ltd. (China)			135,700	108,515

				2,747,940
Utilities and power (1.8%)

AES Corp.			10,300	100,837

AGL Resources, Inc.			1,600	97,664

American Electric Power Co., Inc.			13,500	767,610

Centrica PLC (United Kingdom)			15,132	52,583

China Resources Power Holdings Co., Ltd. (China)			6,000	13,785

E.ON SE (Germany)			3,227	27,684

Endesa SA (Spain)			2,300	48,461

Enel SpA (Italy)			15,147	67,728

ENI SpA (Italy)			5,503	86,586

Entergy Corp.			12,600	820,260

Iberdrola SA (Spain)			17,078	113,626

Korea Electric Power Corp. (South Korea)			386	15,891

RWE AG (Germany)			3,943	44,676

SSE PLC (United Kingdom)			697	15,807

Tokyo Electric Power Co., Inc. (Japan)(NON)			5,000	33,552

Tokyo Gas Co., Ltd. (Japan)			12,000	58,333

UGI Corp.			10,900	379,538

Veolia Environnement SA (France)			2,407	55,160

				2,799,781

Total common stocks (cost $83,383,099)				$87,253,136

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.2%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037 to November 20, 2039			$650,505	$753,013
3 1/2s, TBA, October 1, 2045			4,000,000	4,190,000

				4,943,013
U.S. Government Agency Mortgage Obligations (15.1%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, October 1, 2045			2,000,000	2,260,000
6s, TBA, September 1, 2045			2,000,000	2,264,062
4 1/2s, TBA, November 1, 2045			1,000,000	1,082,813
4 1/2s, TBA, October 1, 2045			1,000,000	1,084,063
4s, TBA, November 1, 2045			4,000,000	4,255,000
4s, TBA, October 1, 2045			4,000,000	4,266,250
3s, TBA, November 1, 2045			3,000,000	3,028,594
3s, TBA, October 1, 2045			3,000,000	3,039,844
3s, TBA, October 1, 2030			2,000,000	2,082,500

				23,363,126

Total U.S. government and agency mortgage obligations (cost $28,166,223)				$28,306,139

CORPORATE BONDS AND NOTES (17.9%)(a)
			Principal amount	Value

Basic materials (1.3%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$25,000	$23,563

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			40,000	37,748

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			20,000	20,657

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			15,000	13,500

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			137,000	148,303

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			10,000	8,100

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			7,000	5,705

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			102,000	111,436

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			5,000	5,200

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			15,000	15,525

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			10,000	9,988

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			10,000	9,425

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			25,000	25,219

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			6,000	5,831

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			8,000	7,702

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			14,000	16,457

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			5,000	3,288

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			15,000	10,088

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			5,000	4,669

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			12,000	11,940

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			95,000	101,401

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			35,000	34,185

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			4,000	3,512

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			40,000	26,000

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			157,000	121,283

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			42,000	33,600

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			23,000	23,920

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			13,000	14,690

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			15,000	15,075

Hexion, Inc. company guaranty sr. notes 6 5/8s, 2020			7,000	5,950

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			35,000	27,913

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			20,000	17,378

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			5,000	4,288

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			27,000	28,384

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			10,000	6,800

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			20,000	20,750

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			50,000	61,150

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			30,000	25,443

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			15,000	15,150

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			45,000	41,749

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			6,000	5,982

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			15,000	11,550

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			15,000	—

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			3,000	3,158

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			2,000	2,105

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			25,000	23,375

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			10,000	8,200

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			10,000	9,900

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			35,000	33,695

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			45,000	47,236

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			10,000	9,475

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			10,000	8,600

PQ Corp. 144A sr. notes 8 3/4s, 2018			17,000	17,106

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			130,000	129,549

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			62,000	75,848

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			38,000	40,500

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			55,000	56,930

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			15,000	16,125

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			19,000	16,958

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			5,000	5,013

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			5,000	5,075

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			9,000	9,855

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			14,000	13,948

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			5,000	4,900

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			5,000	4,944

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			10,000	12,175

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			3,000	2,948

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			4,000	4,090

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			10,000	9,169

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			3,000	2,745

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			5,000	4,738

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			20,000	18,600

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023			5,000	4,638

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			3,000	3,120

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			10,000	9,975

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			10,000	9,275

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			35,000	48,036

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			10,000	12,997

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			60,000	75,415

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			15,000	14,700

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			10,000	9,875

				1,925,488
Capital goods (0.7%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			43,000	42,893

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			32,000	35,200

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			10,000	9,725

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			15,000	14,775

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			10,000	10,100

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			10,000	9,675

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			10,000	9,250

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			10,000	9,725

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			5,000	4,713

Berry Plastics Escrow, LLC/Berry Plastics Escrow Corp. 144A notes 6s, 2022(FWC)			5,000	5,013

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			40,000	44,359

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			20,000	17,100

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			5,000	3,750

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			45,000	48,600

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			130,000	141,972

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			10,000	10,900

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			45,000	46,575

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			8,000	8,080

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			10,000	8,100

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			60,000	55,549

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			30,000	28,755

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			10,000	10,200

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			25,000	24,320

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			114,000	155,438

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			20,000	21,250

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			15,000	12,375

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			5,000	5,000

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			15,000	13,238

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025			10,000	9,950

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			15,000	15,225

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			10,000	9,600

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			20,000	20,700

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			20,000	22,035

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			15,000	15,394

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			24,000	23,220

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			20,000	20,850

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			13,000	12,218

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			107,000	116,291

				1,072,113
Communication services (1.6%)

American Tower Corp. sr. unsec. notes 4s, 2025(R)			100,000	97,572

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046			77,000	70,555

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			40,000	41,700

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			7,000	6,230

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			10,000	10,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			9,000	9,045

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			7,000	6,563

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			7,000	6,423

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			13,000	13,098

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			9,000	9,180

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			17,000	17,150

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			8,000	7,962

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			14,000	12,250

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			4,000	3,722

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			10,000	8,806

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			55,000	58,759

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			64,000	84,237

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			17,000	21,643

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			39,000	41,250

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			7,000	7,245

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			15,000	16,203

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			8,000	6,310

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			26,000	23,075

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			73,000	104,366

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			15,000	12,741

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			4,000	3,340

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025			10,000	9,675

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022			5,000	4,875

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020			5,000	4,900

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			7,000	5,460

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			17,000	15,683

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			13,000	8,450

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			30,000	19,800

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			30,000	39,539

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			5,000	4,906

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			17,000	17,595

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			5,000	5,140

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			15,000	14,588

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			46,000	49,269

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			13,000	12,838

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			13,000	13,756

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			85,000	80,165

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022			10,000	9,813

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			4,000	4,120

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			42,000	41,783

Sprint Capital Corp. company guaranty 6 7/8s, 2028			85,000	60,988

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			17,000	16,958

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			5,000	4,188

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			15,000	15,740

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			48,000	38,850

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			17,000	13,919

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			3,000	2,970

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			7,000	6,983

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			13,000	12,838

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			7,000	7,123

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			10,000	9,600

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			20,000	19,800

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			17,000	16,533

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			5,000	4,825

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			65,000	84,155

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	156,856

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			8,000	9,165

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			315,000	276,818

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			65,000	60,480

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			45,000	56,146

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			65,000	75,186

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			50,000	62,061

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			20,000	19,575

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			225,000	223,746

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			25,000	23,094

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			24,000	24,180

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			14,000	10,850

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			10,000	7,206

				2,382,613
Consumer cyclicals (2.5%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024			50,000	63,098

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			150,000	205,805

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			128,000	127,466

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			10,000	10,050

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025			10,000	9,725

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			15,000	15,300

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			78,000	85,652

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			60,000	56,828

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			35,000	33,950

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			14,000	8,260

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			10,000	10,150

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			23,000	22,713

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			10,000	9,650

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			7,000	7,455

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			20,000	19,750

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			57,000	74,037

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			70,000	72,619

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			14,000	14,840

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			4,000	4,010

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			13,000	13,163

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			3,000	2,940

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			4,000	3,820

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			5,000	5,225

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			20,000	20,300

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			14,000	14,053

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			9,000	6,458

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			10,000	9,625

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			27,000	27,203

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			40,000	51,766

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			75,000	71,471

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023			15,000	14,738

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			20,000	20,950

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			90,000	99,756

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			5,000	5,188

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			5,000	5,127

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			7,000	7,000

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			24,000	27,995

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			25,000	35,659

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			35,000	43,477

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			40,000	50,670

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			140,000	167,669

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			15,000	13,763

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			25,000	23,461

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017			39,000	39,430

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. Notes 3.45s, 2022			95,000	91,379

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			22,000	21,283

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			10,000	9,470

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			10,000	8,800

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			17,000	17,213

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			34,000	34,255

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			23,000	23,575

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	27,000	20,738

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			$40,000	52,694

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			65,000	66,296

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			31,000	35,072

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			44,000	47,778

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			30,000	30,477

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			15,000	14,623

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			24,000	24,060

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			33,000	27,728

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			25,000	21,500

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			7,000	7,210

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			10,000	10,000

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			25,000	22,500

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			15,000	12,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			30,000	27,750

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			65,000	57,647

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			13,000	14,446

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			7,000	7,359

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			14,000	14,543

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			15,000	15,150

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			13,000	13,845

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			22,000	21,358

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			7,000	7,077

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			65,000	66,625

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			34,000	41,363

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			45,000	42,171

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			95,000	80,378

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			5,000	5,100

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			20,000	19,400

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			5,000	4,963

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			35,000	36,138

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			35,000	34,475

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			10,000	10,975

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			15,000	15,338

Navistar International Corp. sr. notes 8 1/4s, 2021			14,000	11,235

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			45,000	44,550

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			25,000	25,750

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			10,000	10,300

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			15,000	15,000

Nordstrom, Inc. sr. unsec. notes 5s, 2044			30,000	32,116

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			85,000	106,276

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			20,000	21,000

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			20,000	20,536

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			10,000	10,175

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			17,000	17,213

Owens Corning company guaranty sr. unsec. notes 9s, 2019			9,000	10,702

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			23,000	23,201

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			14,000	14,035

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			10,000	9,800

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			13,000	13,211

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			5,000	5,038

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025			46,000	45,722

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			10,000	11,500

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			14,000	13,388

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			18,000	17,685

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			22,000	22,880

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			24,000	25,290

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			15,000	14,775

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			5,000	4,650

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			40,000	34,900

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			5,000	3,588

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			15,000	14,775

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			13,000	13,065

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			7,000	6,843

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			5,000	4,544

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			13,000	13,033

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			13,000	13,260

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			4,000	4,150

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			27,000	27,000

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			3,000	3,165

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			10,000	10,200

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			10,000	10,300

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			14,000	14,945

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			5,000	5,125

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			12,000	11,280

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			7,000	6,694

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			7,000	6,965

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			10,000	10,250

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			8,000	8,120

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			15,000	14,700

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			55,000	53,154

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024			10,000	9,800

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			10,000	9,700

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			4,000	3,940

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025			5,000	4,688

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			20,000	20,800

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			10,000	9,738

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			142,000	186,432

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			10,000	11,194

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			30,000	30,739

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			10,000	10,414

				3,900,546
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			24,000	24,839

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,493

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			95,000	93,085

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			130,000	128,878

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			80,000	112,528

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2 1/2s, 2022			60,000	57,413

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			17,000	16,457

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			5,000	4,888

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			30,000	30,450

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			5,000	5,013

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			28,000	26,880

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			4,000	4,779

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			41,000	41,513

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			65,000	62,196

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			15,000	14,775

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			115,000	132,267

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			4,000	3,990

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			20,000	20,800

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			10,000	10,925

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			24,000	23,040

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			4,000	3,980

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			130,000	131,890

CVS Pass-Through Trust sr. notes 6.036s, 2028			3,733	4,221

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			47,751	49,806

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			15,000	15,244

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			29,000	29,082

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			28,000	16,800

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			50,000	62,177

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			60,000	64,342

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			23,000	23,350

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			7,000	7,298

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			10,000	10,375

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			5,000	5,188

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039			15,000	18,647

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			70,000	84,534

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			85,000	106,974

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			5,000	5,125

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			32,000	34,160

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			51,000	62,415

McDonald's Corp. sr. unsec. notes 5.7s, 2039			59,000	67,707

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			50,000	44,087

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			58,000	68,564

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			10,000	9,825

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			12,000	11,700

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			23,000	22,310

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			15,000	14,888

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			12,000	12,720

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			2,000	1,915

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			10,000	9,363

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			17,000	16,947

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			15,000	12,075

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			60,000	60,735

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			5,000	5,188

				1,910,841
Energy (1.3%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			11,000	11,430

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			10,000	11,001

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			30,000	33,855

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			13,000	11,180

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			10,000	8,775

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			13,000	11,440

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			5,000	4,696

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			44,000	42,837

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			10,000	7,900

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			145,000	146,645

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			130,000	131,118

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			8,000	5,000

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			35,000	20,847

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			20,000	12,862

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			235,000	247,999

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			17,000	5,175

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			19,000	12,392

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			10,000	6,525

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			20,000	12,450

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			23,000	22,598

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			17,000	16,150

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			10,000	9,525

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			130,000	128,960

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			10,000	6,725

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			10,000	8,951

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			4,000	2,530

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			5,000	2,975

Ecopetrol SA sr. unsec. unsub. bonds 4 1/8s, 2025 (Colombia)			25,000	21,063

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			10,000	8,827

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			10,000	2,950

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			27,000	22,613

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			15,000	13,166

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			9,000	7,963

FTS International, Inc. 144A company guaranty sr. FRN 7.837s, 2020			10,000	7,403

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			10,000	9,825

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2023			10,000	9,200

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			4,000	1,360

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			38,000	11,400

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			10,000	8,350

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			30,000	33,660

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			14,000	14,718

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			4,000	3,900

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			5,000	4,250

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			10,000	12,419

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			24,000	8,280

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			18,000	3,960

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			10,000	2,075

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			37,000	9,435

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			20,000	1

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			25,000	26,543

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			45,000	13,500

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			35,000	33,950

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			10,000	9,150

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			85,000	53,127

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			10,000	7,650

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			30,000	23,769

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			20,000	6,400

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			10,000	1,300

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			30,000	3,900

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			25,000	17,250

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			123,000	82,718

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			40,000	12,798

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			80,000	71,872

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			80,000	77,432

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			10,000	9,177

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			25,000	20,226

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			5,000	4,400

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			10,000	8,700

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			7,000	6,773

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020 (In default)(NON)			43,000	645

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			20,000	12,125

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			10,000	8,950

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			19,000	18,288

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			5,000	2,000

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			105,000	111,101

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			7,000	6,650

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			3,000	2,760

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			40,000	44,063

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			4,000	2,240

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			5,000	2,100

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			14,000	11,690

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			15,000	11,661

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			70,000	69,942

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			34,000	29,410

Williams Cos., Inc. (The) notes 7 3/4s, 2031			1,000	886

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			3,000	3,048

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			45,000	35,682

Williams Partners LP sr. unsec. notes 5.4s, 2044			15,000	12,020

Williams Partners LP sr. unsec. notes 4.3s, 2024			15,000	13,612

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			7,000	7,122

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			22,000	20,240

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			7,000	6,020

				2,082,249
Financials (5.3%)

Abbey National Treasury Services PLC/London company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			140,000	139,992

Aflac, Inc. sr. unsec. notes 6.9s, 2039			75,000	97,223

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			10,000	9,947

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			15,000	14,625

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			17,000	17,850

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			24,000	27,803

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			13,000	14,950

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			10,000	11,350

Ally Financial, Inc. unsec. sub. notes 8s, 2018			14,000	15,435

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			10,000	9,675

American Express Co. sr. unsec. notes 7s, 2018			83,000	93,250

American Express Co. sr. unsec. notes 6.15s, 2017			49,000	53,165

American International Group, Inc. jr. sub. FRB 8.175s, 2058			56,000	74,060

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			50,000	48,000

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			135,000	153,964

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			85,000	87,869

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			95,000	92,150

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			5,000	5,100

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			128,000	128,473

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			128,000	130,313

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			105,000	106,316

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			130,000	129,780

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			95,000	124,949

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			95,000	96,188

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			22,000	24,630

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			29,000	27,939

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			140,000	140,093

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			40,000	40,645

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			65,000	70,807

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			55,000	57,865

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			95,000	98,966

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			5,000	5,069

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			13,000	13,067

CIT Group, Inc. sr. unsec. notes 5s, 2023			10,000	9,950

CIT Group, Inc. sr. unsec. notes 5s, 2022			17,000	16,979

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			14,000	14,665

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			13,000	13,358

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			7,000	6,961

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			24,000	25,380

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			17,000	17,638

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			20,000	18,850

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			9,000	8,843

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			3,000	3,622

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			130,000	135,179

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			30,000	30,450

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			10,000	10,200

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			10,000	3,300

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			116,000	119,218

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			13,000	12,805

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			5,000	5,113

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			25,000	30,540

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			128,000	137,948

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			15,000	8,813

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			32,000	33,452

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			10,000	10,600

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			10,000	10,100

EPR Properties unsec. notes 5 1/4s, 2023(R)			65,000	66,664

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			30,000	29,250

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			20,000	18,300

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			135,000	141,650

GE Capital Trust I unsec. sub. FRB 6 3/8s, 2067			135,000	144,788

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			205,000	277,605

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			129,000	136,416

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			65,000	29,900

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			170,000	198,257

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			130,000	131,698

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			24,000	28,616

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			35,000	38,854

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			40,000	44,479

HCP, Inc. sr. unsec. notes 4 1/4s, 2023(R)			70,000	70,451

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			30,000	29,148

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			5,000	4,899

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			146,000	170,824

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			5,000	4,825

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			20,000	19,100

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			30,000	30,825

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			17,000	17,106

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			200,000	217,119

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			4,000	4,260

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			14,000	14,980

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity			90,000	93,488

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			130,000	131,101

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044			30,000	29,247

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			55,000	63,938

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			25,000	27,938

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s, 2020 (Australia)			40,000	40,640

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			195,000	224,474

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			130,000	135,135

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			75,000	76,948

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			98,000	102,663

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			10,000	10,450

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			45,000	47,194

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			30,000	27,300

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			15,000	12,450

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			45,000	59,087

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			30,000	31,763

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			30,000	26,700

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			10,000	8,950

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			90,000	98,956

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			15,000	15,525

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			10,000	10,200

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			105,000	105,745

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			8,000	8,000

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			14,000	12,600

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			63,000	68,466

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			65,000	65,650

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			20,000	19,000

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038			30,000	34,575

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			71,000	73,485

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			25,000	24,625

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			25,000	26,356

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			130,000	131,947

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			125,000	125,993

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			115,000	119,120

Santander Holdings USA, Inc./PA sr. unsec. unsub. notes 4 5/8s, 2016			21,000	21,402

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			10,000	10,187

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			10,000	10,036

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			10,000	10,278

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			118,000	117,806

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			5,000	4,888

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			10,000	10,675

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			7,000	7,026

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			115,000	143,675

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.337s, 2037			75,000	61,125

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			90,000	85,915

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			5,000	3,938

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			40,000	53,558

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			300,000	285,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			192,000	197,211

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			20,000	21,491

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			13,000	11,115

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023			10,000	9,575

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			10,000	10,175

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			128,000	129,789

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			15,000	15,072

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	88,871

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			30,000	30,614

ZFS Finance USA Trust V 144A FRB 6 1/2s, 2037			55,000	55,825

				8,200,442
Health care (1.3%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			80,000	78,340

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			116,000	116,345

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			35,000	36,400

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			15,000	14,775

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)			53,000	48,122

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)			26,000	25,702

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			38,000	47,264

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			15,000	14,363

Amgen, Inc. sr. unsec. notes 3.45s, 2020			125,000	129,831

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			130,000	131,653

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			71,000	92,085

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			130,000	141,642

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			14,000	14,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			20,000	19,900

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			3,000	3,053

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			3,000	3,068

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			3,000	3,064

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021			80,000	85,964

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			15,000	13,125

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			23,000	19,780

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			33,000	33,330

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			17,000	16,830

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			10,000	9,613

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			15,000	15,300

HCA, Inc. company guaranty sr. notes 5s, 2024			25,000	25,063

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			10,000	9,975

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			5,000	4,950

HCA, Inc. sr. notes 6 1/2s, 2020			52,000	56,680

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			4,000	4,500

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022			5,000	5,050

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			15,000	14,588

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			10,000	10,100

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			25,000	26,250

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			10,000	8,950

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			28,000	28,305

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			27,000	27,549

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			45,000	45,489

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)			75,000	71,438

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			40,000	43,200

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			33,000	34,361

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			14,000	14,420

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			10,000	9,925

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024			10,000	10,050

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			7,000	6,895

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			9,000	8,775

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			24,000	25,590

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			20,000	21,100

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			3,000	3,030

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.837s, 2020			15,000	14,897

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			58,000	63,918

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			90,000	85,224

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			90,000	88,700

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			3,000	3,060

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			3,000	2,996

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			5,000	4,750

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			15,000	14,288

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			15,000	14,325

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			15,000	14,550

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			22,000	22,880

				1,959,370
Technology (1.0%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			25,000	26,094

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			80,000	79,202

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			27,000	24,708

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			40,000	41,140

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			5,000	5,082

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			18,000	8,325

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			34,000	26,945

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			135,000	139,445

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			10,000	9,594

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			130,000	129,260

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			17,000	17,766

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			9,000	10,226

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			18,000	19,980

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			29,000	30,088

First Data Corp. 144A sr. notes 5 3/8s, 2023			15,000	14,850

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			9,000	9,135

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			10,000	10,450

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			85,000	92,388

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			111,000	112,647

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			55,000	65,872

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			40,000	44,505

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			140,000	131,926

Infor US, Inc. 144A sr. notes 5 3/4s, 2020			3,000	2,985

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			25,000	22,938

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			130,000	129,768

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			14,000	14,000

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			5,000	5,049

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			11,000	12,293

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			25,000	24,656

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			35,000	32,193

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			25,000	29,162

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			85,000	92,820

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			35,000	38,969

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			80,000	78,030

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			20,000	20,050

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			13,000	11,050

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			21,000	23,245

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			15,000	15,975

				1,602,811
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			40,000	36,300

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			35,000	38,333

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			35,000	40,135

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			70,000	64,093

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			38,821	44,256

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			15,000	14,683

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			45,000	44,944

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			12,357	13,222

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			29,000	28,710

				324,676
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			35,000	30,975

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			27,000	28,013

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			7,000	6,125

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			15,000	15,585

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			1,000	1,080

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			35,000	32,725

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			4,000	4,170

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			3,000	3,109

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			10,000	9,940

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			28,000	33,814

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			83,000	96,448

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			45,000	43,847

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			5,000	5,025

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			95,000	96,078

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			35,000	35,088

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			150,000	147,000

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			20,000	25,883

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			60,000	68,792

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)			290,000	284,200

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			15,869	16,900

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			13,000	12,935

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			30,000	28,124

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			25,000	25,079

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			80,000	70,481

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			5,000	3,691

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			10,000	8,000

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			27,000	23,220

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			49,000	49,256

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			23,000	21,390

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			4,000	3,700

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			35,000	38,391

Kansas Gas and Electric Co. bonds 5.647s, 2021			10,128	10,229

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023			25,000	22,180

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			12,000	9,909

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			80,000	76,959

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032			17,000	17,872

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			39,000	46,961

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			50,000	66,365

Nevada Power Co. mtge. notes 7 1/8s, 2019			40,000	46,550

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			25,000	29,120

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			60,000	60,825

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024			10,000	8,775

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			75,000	72,654

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			25,000	26,277

Oncor Electric Delivery Co., LLC 144A sr. bonds 3 3/4s, 2045			75,000	66,613

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			40,000	48,298

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			76,000	78,873

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			60,000	63,035

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			25,000	30,003

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			103,000	87,936

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			14,000	14,347

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			13,000	12,578

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			10,000	9,764

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			9,000	8,320

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			20,000	19,200

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			13,000	5,038

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)			30,000	25,313

Union Electric Co. sr. notes 6.4s, 2017			50,000	54,251

				2,287,309

Total corporate bonds and notes (cost $27,823,549)				$27,648,458

MORTGAGE-BACKED SECURITIES (2.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.962s, 2037			$18,336	$28,852
IFB Ser. 3072, Class SM, 23.039s, 2035			23,766	35,742
IFB Ser. 3072, Class SB, 22.893s, 2035			22,021	32,995
IFB Ser. 3249, Class PS, 21.593s, 2036			20,600	30,339
IFB Ser. 3065, Class DC, 19.24s, 2035			44,913	66,847
IFB Ser. 2990, Class LB, 16.418s, 2034			35,013	47,187
IFB Ser. 314, Class AS, IO, 5.683s, 2043			195,374	46,639

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.856s, 2036			33,698	53,431
IFB Ser. 05-45, Class DA, 23.709s, 2035			44,555	68,463
IFB Ser. 07-53, Class SP, 23.489s, 2037			29,291	45,908
IFB Ser. 05-75, Class GS, 19.668s, 2035			14,497	20,172
Ser. 06-46, Class OC, PO, zero %, 2036			11,195	9,671

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.934s, 2042			172,493	25,810
Ser. 10-9, Class UI, IO, 5s, 2040			140,450	26,637
Ser. 13-14, IO, 3 1/2s, 2042			513,629	67,475
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			594,321	69,571

				675,739
Commercial mortgage-backed securities (1.8%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.503s, 2049			805,562	4,895

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.499s, 2051			1,778,125	11,777

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.546s, 2041			65,832	970
FRB Ser. 04-4, Class XC, IO, 0.258s, 2042			138,584	148

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 6.074s, 2050			77,000	79,508
FRB Ser. 04-PR3I, Class X1, IO, 0.481s, 2041			49,301	90

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.837s, 2038			1,183,759	16,762

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.709s, 2029			26,650	1,025

CD Commercial Mortgage Trust 144A Ser. 07-CD4, Class XW, IO, 0.548s, 2049			1,140,951	9,025

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.744s, 2049			6,152,156	41,650

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			81,000	81,982
FRB Ser. 05-LP5, Class D, 4.898s, 2043			75,394	75,336
Ser. 14-UBS6, Class C, 4.615s, 2047			61,000	59,318
FRB Ser. 13-CR13, Class AM, 4.449s, 2023			57,000	62,354
FRB Ser. 14-CR18, Class XA, IO, 1.449s, 2047			384,098	27,398
FRB Ser. 14-CR16, Class XA, IO, 1.419s, 2047			449,486	30,137
FRB Ser. 14-CR17, Class XA, IO, 1.356s, 2047			749,875	49,877
FRB Ser. 14-UBS6, Class XA, IO, 1.226s, 2047			1,009,098	66,127
FRB Ser. 14-LC17, Class XA, IO, 1.173s, 2047			506,665	27,545
FRB Ser. 13-CR13, Class XA, IO, 1.153s, 2023			678,571	33,949
FRB Ser. 06-C8, Class XS, IO, 0.714s, 2046			5,264,207	23,005

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.216s, 2049			6,119,553	17,135

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			30,468	32,143
FRB Ser. 02-CP3, Class AX, IO, 1.496s, 2035			5,337	101

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.2s, 2033			18,087	34

GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042			55,000	54,995
FRB Ser. 05-GG3, Class D, 4.986s, 2042			43,000	43,034

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 2.957s, 2032			10,777	9,645

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.027s, 2045			1,232,286	—

GE Commercial Mortgage Corp. Trust 144A Ser. 07-C1, Class XC, IO, 0.378s, 2049			7,362,276	23,338

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.699s, 2043			440,266	810

GS Mortgage Securities Trust 144A
FRB Ser. 06-GG8, Class X, IO, 0.777s, 2039			7,695,760	15,776
FRB Ser. 06-GG6, Class XC, IO, 0.043s, 2038			1,041,854	99

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			29,500	30,228
FRB Ser. 06-LDP7, Class B, 6.1s, 2045			107,000	58,683
FRB Ser. 05-LDP5, Class F, 5.563s, 2044			79,000	79,155
Ser. 06-LDP8, Class B, 5.52s, 2045			36,000	35,900
Ser. 06-LDP8, Class AJ, 5.48s, 2045			138,000	138,447
FRB Ser. 13-C10, Class C, 4.295s, 2047			83,000	83,350
FRB Ser. 06-LDP8, Class X, IO, 0.687s, 2045			1,193,561	4,142
FRB Ser. 07-LDPX, Class X, IO, 0.469s, 2049			3,373,643	21,230

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.544s, 2037			385,227	1,177

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031(F)			13,808	14,497
Ser. 98-C4, Class H, 5.6s, 2035			32,748	33,749

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			44,422	44,484
Ser. 06-C1, Class AJ, 5.276s, 2041			39,000	39,780

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.855s, 2039			8,113,042	46,447
FRB Ser. 06-C7, Class XCL, IO, 0.851s, 2038			1,754,523	11,243
FRB Ser. 06-C7, Class XW, IO, 0.851s, 2038			994,389	6,126
FRB Ser. 05-C5, Class XCL, IO, 0.477s, 2040			545,386	5,687
FRB Ser. 05-C7, Class XCL, IO, 0.37s, 2040			401,691	1,564
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			44,979	3

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.032s, 2050			19,083	19,127

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.587s, 2039			74,450	125
FRB Ser. 05-MCP1, Class XC, IO, 0.07s, 2043			123,961	1

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.696s, 2044			20,757	280
FRB Ser. 06-C4, Class X, IO, 6.438s, 2045			266,628	36,181

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AJ, 6.069s, 2046			27,000	27,558

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.562s, 2046			72,000	75,359
FRB Ser. 14-C17, Class XA, IO, 1.433s, 2047			593,729	41,876
FRB Ser. 13-C12, Class XA, IO, 1.145s, 2046			781,667	34,954

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.244s, 2045			851,028	69,444

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			43,319	43,421
Ser. 07-HQ11, Class AJ, 5.508s, 2044			33,000	33,113

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.351s, 2049			41,000	42,832

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			73,788	73,972

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049			50,000	53,040
FRB Ser. 12-C4, Class XA, IO, 1.975s, 2045			237,841	21,672

Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.459s, 2046			1,259,376	9,445

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C18, Class XC, IO, 0.195s, 2042			238,264	83
FRB Ser. 06-C26, Class XC, IO, 0.178s, 2045			1,332,463	520

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			46,000	47,582
Ser. 13-C12, Class AS, 3.56s, 2048			33,000	34,206

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.822s, 2044			100,000	106,714
FRB Ser. 11-C2, Class D, 5.644s, 2044			108,000	116,428
FRB Ser. 11-C4, Class E, 5.433s, 2044			50,000	51,878
FRB Ser. 13-C17, Class D, 5.296s, 2046			38,000	37,141
FRB Ser. 13-C15, Class D, 4.63s, 2046			56,000	52,213
FRB Ser. 12-C10, Class D, 4.605s, 2045			39,000	37,013
Ser. 14-C19, Class D, 4.234s, 2047			15,000	13,361
FRB Ser. 12-C9, Class XA, IO, 2.34s, 2045			270,338	26,382
FRB Ser. 12-C10, Class XA, IO, 1.917s, 2045			568,885	49,954
FRB Ser. 13-C12, Class XA, IO, 1.613s, 2048			612,050	44,095

				2,755,850
Residential mortgage-backed securities (non-agency) (0.5%)

BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A3, 1.253s, 2046			100,000	77,288

BCAP, LLC Trust 144A FRB Ser. 11-RR2, Class 2A7, 2.775s, 2036			82,955	57,654

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A1, 1.197s, 2035			71,139	57,402
FRB Ser. 06-OA7, Class 1A2, 1.139s, 2046			173,510	137,941
FRB Ser. 06-OC2, Class 2A3, 0.484s, 2036			34,188	30,598
FRB Ser. 06-OA2, Class A5, 0.446s, 2046			68,359	52,294

CSMC Trust 144A FRB Ser. 13-5R, Class 1A6, 0.449s, 2036			40,000	31,200

Morgan Stanley Resecuritization Trust 144A FRB Ser. 15-R7, Class 2B, 2.573s, 2035(F)			70,000	35,350

Nomura Resecuritization Trust 144A FRB Ser. 15-1R, Class 6A9, 0.426s, 2047			100,000	62,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, 0.684s, 2045			84,347	72,416
FRB Ser. 05-AR9, Class A1C3, 0.674s, 2045			92,276	84,894
FRB Ser. 05-AR13, Class A1B3, 0.554s, 2045			160,821	144,337

				843,374

Total mortgage-backed securities (cost $4,072,149)				$4,274,963

ASSET-BACKED SECURITIES (1.9%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3, Class A, 1.056s, 2016			$1,765,000	$1,765,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			1,193,000	1,193,000

Total asset-backed securities (cost $2,958,000)				$2,958,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$56,082	$55,661

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			40,000	40,300

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			234,000	240,786

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			63,092	54,259

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			234,140	235,896

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	805	170,239

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			$135,000	133,650

Total foreign government and agency bonds and notes (cost $1,068,206)				$930,791

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			$19,882	$15,358

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			143,527	133,557

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017			14,925	13,479

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			49,375	43,080

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			24,873	24,583

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			19,874	18,819

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			24,477	23,931

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.683s, 2017			101,971	39,259

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.683s, 2017			1,047	403

Total senior loans (cost $386,883)				$312,469

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			47	$47,235

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			680	17,360

HSBC USA, Inc. $0.88 pfd.			4,020	86,350

M/I Homes, Inc. Ser. A, $2.438 pfd.			880	22,396

Total preferred stocks (cost $152,567)				$173,341

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			1,198	$12,112

Medley Capital Corp.			2,490	18,526

Solar Capital, Ltd.			1,011	15,994

Total investment companies (cost $59,517)				$46,632

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$10,000	$11,419

Jazz Technologies, Inc. cv. company guaranty sr. unsec. bonds 8s, 2018			11,000	15,957

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			4,000	2,928

Total convertible bonds and notes (cost $23,462)				$30,304

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			1,280	$28,360

Total convertible preferred stocks (cost $23,395)				$28,360

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	$0.00	2,900	$7,381

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	3,500	13,287

Total warrants (cost $24,208)				$20,668

SHORT-TERM INVESTMENTS (20.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)		Shares	1,409,785	$1,409,785

Putnam Short Term Investment Fund 0.13%(AFF)		Shares	28,337,736	28,337,736

U.S. Treasury Bills 0.08%, February 18, 2016(SEGCCS)			$42,000	41,996

U.S. Treasury Bills 0.16%, February 11, 2016(SEG)(SEGCCS)			218,000	217,980

U.S. Treasury Bills 0.10%, January 14, 2016(SEGCCS)			106,000	105,998

U.S. Treasury Bills 0.03%, October 22, 2015(SEGCCS)			25,000	25,000

U.S. Treasury Bills 0.02%, October 15, 2015(SEG)(SEGCCS)			835,000	834,993

U.S. Treasury Bills 0.02%, October 8, 2015(SEG)(SEGCCS)			150,000	149,999

U.S. Treasury Bills 0.01%, October 1, 2015			263,000	263,000

Total short-term investments (cost $31,386,339)				$31,386,487

TOTAL INVESTMENTS

Total investments (cost $179,527,597)(b)				$183,369,748

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $35,311,458) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$158,885	$166,607	$(7,722)
	Australian Dollar	Sell	10/21/15	158,885	162,084	3,199
	British Pound	Buy	12/16/15	7,259	7,348	(89)
	Canadian Dollar	Buy	10/21/15	249,056	254,336	(5,280)
	Canadian Dollar	Sell	10/21/15	249,056	257,038	7,982
	Euro	Sell	12/16/15	2,523,390	2,555,459	32,069
	Mexican Peso	Buy	10/21/15	160,591	172,272	(11,681)
	New Taiwan Dollar	Sell	11/18/15	162,144	162,799	655
	New Zealand Dollar	Buy	10/21/15	243,426	249,313	(5,887)
	New Zealand Dollar	Sell	10/21/15	243,426	252,269	8,843
	Norwegian Krone	Buy	12/16/15	9,034	9,333	(299)
	Swedish Krona	Sell	12/16/15	174,745	173,805	(940)
Barclays Bank PLC
	Australian Dollar	Buy	10/21/15	293,299	306,144	(12,845)
	Australian Dollar	Sell	10/21/15	293,299	303,462	10,163
	British Pound	Buy	12/16/15	135,651	137,302	(1,651)
	Canadian Dollar	Buy	10/21/15	422,661	431,614	(8,953)
	Canadian Dollar	Sell	10/21/15	422,661	426,046	3,385
	Euro	Sell	12/16/15	105,393	104,642	(751)
	Hong Kong Dollar	Sell	11/18/15	126,655	126,593	(62)
	Japanese Yen	Buy	11/18/15	322,695	317,978	4,717
	Mexican Peso	Buy	10/21/15	149,245	160,779	(11,534)
	New Zealand Dollar	Buy	10/21/15	213,804	214,364	(560)
	Norwegian Krone	Sell	12/16/15	120,752	124,608	3,856
	Singapore Dollar	Buy	11/18/15	93,524	93,339	185
	Swedish Krona	Sell	12/16/15	175,715	174,339	(1,376)
	Swiss Franc	Sell	12/16/15	64,613	64,734	121
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	159,867	173,736	(13,869)
	Australian Dollar	Sell	10/21/15	159,867	159,658	(209)
	British Pound	Buy	12/16/15	2,003,770	2,028,019	(24,249)
	Canadian Dollar	Sell	10/21/15	384,599	413,230	28,631
	Chilean Peso	Buy	10/21/15	11,982	12,860	(878)
	Chilean Peso	Sell	10/21/15	11,982	11,834	(148)
	Danish Krone	Sell	12/16/15	156,483	155,702	(781)
	Euro	Sell	12/16/15	1,672,638	1,693,386	20,748
	Japanese Yen	Sell	11/18/15	130,003	125,747	(4,256)
	Mexican Peso	Buy	10/21/15	160,703	172,494	(11,791)
	New Zealand Dollar	Buy	10/21/15	72,459	75,959	(3,500)
	New Zealand Dollar	Sell	10/21/15	72,459	72,224	(235)
	Norwegian Krone	Buy	12/16/15	115,308	119,223	(3,915)
	Swedish Krona	Sell	12/16/15	178,922	178,134	(788)
Credit Suisse International
	Australian Dollar	Buy	10/21/15	268,268	297,651	(29,383)
	British Pound	Buy	12/16/15	423,287	428,421	(5,134)
	Canadian Dollar	Buy	10/21/15	162,666	168,423	(5,757)
	Canadian Dollar	Sell	10/21/15	162,666	164,923	2,257
	Euro	Sell	12/16/15	272,209	275,610	3,401
	Japanese Yen	Buy	11/18/15	245,941	240,520	5,421
	New Zealand Dollar	Buy	10/21/15	57,520	54,119	3,401
	Norwegian Krone	Sell	12/16/15	97,181	100,435	3,254
	Singapore Dollar	Sell	11/18/15	7,507	10,858	3,351
	Swedish Krona	Buy	12/16/15	256,025	254,850	1,175
	Swiss Franc	Buy	12/16/15	438,194	438,882	(688)
Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	81,125	81,929	(804)
	Australian Dollar	Sell	10/21/15	81,125	88,106	6,981
	British Pound	Buy	12/16/15	16,030	16,224	(194)
	Canadian Dollar	Buy	10/21/15	749	746	3
	Canadian Dollar	Sell	10/21/15	749	795	46
	Euro	Buy	12/16/15	509,623	515,958	(6,335)
	New Zealand Dollar	Buy	10/21/15	50,179	50,015	164
	New Zealand Dollar	Sell	10/21/15	50,179	52,601	2,422
	Norwegian Krone	Sell	12/16/15	152,630	157,775	5,145
	Polish Zloty	Sell	12/16/15	176,954	177,188	234
	Swedish Krona	Sell	12/16/15	129,287	128,761	(526)
Goldman Sachs International
	Australian Dollar	Buy	10/21/15	321,136	339,782	(18,646)
	Australian Dollar	Sell	10/21/15	319,102	324,798	5,696
	British Pound	Buy	12/16/15	94,517	95,667	(1,150)
	Canadian Dollar	Buy	10/21/15	83,019	84,041	(1,022)
	Canadian Dollar	Sell	10/21/15	83,019	85,841	2,822
	Euro	Buy	12/16/15	62,990	63,779	(789)
	Japanese Yen	Sell	11/18/15	100,557	101,480	923
	New Zealand Dollar	Buy	10/21/15	83,951	83,674	277
	New Zealand Dollar	Sell	10/21/15	83,951	88,016	4,065
	Norwegian Krone	Sell	12/16/15	131,887	136,323	4,436
	Swedish Krona	Buy	12/16/15	80,395	79,458	937
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	18,160	19,725	(1,565)
	Australian Dollar	Sell	10/21/15	18,160	18,139	(21)
	British Pound	Sell	12/16/15	1,755,151	1,776,438	21,287
	Canadian Dollar	Buy	10/21/15	213,840	219,152	(5,312)
	Euro	Sell	12/16/15	336	340	4
	Japanese Yen	Sell	11/18/15	147,478	142,674	(4,804)
	New Zealand Dollar	Buy	10/21/15	64	67	(3)
	New Zealand Dollar	Sell	10/21/15	64	64	—
	Swedish Krona	Buy	12/16/15	6,308	6,282	26
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	242,815	254,715	(11,900)
	Australian Dollar	Sell	10/21/15	242,815	253,227	10,412
	British Pound	Sell	12/16/15	1,090,656	1,104,121	13,465
	Canadian Dollar	Buy	10/21/15	304,802	320,882	(16,080)
	Canadian Dollar	Sell	10/21/15	304,802	311,479	6,677
	Euro	Sell	12/16/15	155,629	156,062	433
	Japanese Yen	Sell	11/18/15	79,192	86,708	7,516
	Mexican Peso	Buy	10/21/15	162,387	173,583	(11,196)
	Mexican Peso	Sell	10/21/15	162,387	163,218	831
	New Taiwan Dollar	Sell	11/18/15	158,636	164,206	5,570
	New Zealand Dollar	Buy	10/21/15	325,844	330,299	(4,455)
	New Zealand Dollar	Sell	10/21/15	325,844	334,306	8,462
	Norwegian Krone	Sell	12/16/15	185,411	192,401	6,990
	Singapore Dollar	Buy	11/18/15	163,825	165,959	(2,134)
	Singapore Dollar	Sell	11/18/15	163,825	169,028	5,203
	South Korean Won	Sell	11/18/15	5,185	4,608	(577)
	Swedish Krona	Sell	12/16/15	14,722	14,658	(64)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/21/15	316,298	333,821	(17,523)
	Australian Dollar	Sell	10/21/15	316,298	329,743	13,445
	British Pound	Buy	12/16/15	173,761	174,801	(1,040)
	Canadian Dollar	Sell	10/21/15	95,082	103,073	7,991
	Euro	Sell	12/16/15	60,752	60,364	(388)
	Japanese Yen	Sell	11/18/15	247,222	248,794	1,572
	New Zealand Dollar	Buy	10/21/15	29,814	28,942	872
	Norwegian Krone	Buy	12/16/15	4,963	5,115	(152)
	Singapore Dollar	Sell	11/18/15	3,157	5,461	2,304
	South Korean Won	Sell	11/18/15	8,888	10,135	1,247
	Swedish Krona	Sell	12/16/15	237,031	234,032	(2,999)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	132,311	135,652	(3,341)
	Brazilian Real	Buy	10/2/15	148,493	183,826	(35,333)
	Brazilian Real	Sell	10/2/15	148,493	165,509	17,016
	British Pound	Sell	12/16/15	115,841	117,244	1,403
	Canadian Dollar	Sell	10/21/15	294,537	312,739	18,202
	Chilean Peso	Buy	10/21/15	158,087	170,258	(12,171)
	Chilean Peso	Sell	10/21/15	158,087	168,421	10,334
	Euro	Buy	12/16/15	429,292	434,640	(5,348)
	Hungarian Forint	Buy	12/16/15	177,563	176,677	886
	Japanese Yen	Sell	11/18/15	183,169	173,888	(9,281)
	New Zealand Dollar	Buy	10/21/15	119,893	119,531	362
	New Zealand Dollar	Sell	10/21/15	119,893	125,702	5,809
	Norwegian Krone	Buy	12/16/15	4,599	4,754	(155)
	Singapore Dollar	Sell	11/18/15	11,156	16,776	5,620
	Swedish Krona	Sell	12/16/15	79,174	78,853	(321)
UBS AG
	Australian Dollar	Buy	10/21/15	267,286	283,499	(16,213)
	British Pound	Buy	12/16/15	1,081,279	1,094,361	(13,082)
	Canadian Dollar	Buy	10/21/15	121,306	122,384	(1,078)
	Canadian Dollar	Sell	10/21/15	121,306	128,785	7,479
	Chilean Peso	Buy	10/21/15	202	217	(15)
	Chilean Peso	Sell	10/21/15	202	199	(3)
	Euro	Buy	12/16/15	3,841,810	3,890,084	(48,274)
	Israeli Shekel	Buy	10/21/15	535	534	1
	Israeli Shekel	Sell	10/21/15	535	557	22
	Japanese Yen	Sell	11/18/15	56,387	54,528	(1,859)
	New Zealand Dollar	Buy	10/21/15	173,009	171,900	1,109
	New Zealand Dollar	Sell	10/21/15	173,009	181,380	8,371
	Norwegian Krone	Buy	12/16/15	38,507	39,779	(1,272)
	Swedish Krona	Sell	12/16/15	85,565	85,151	(414)
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	10,447	10,434	13
	Australian Dollar	Sell	10/21/15	10,447	11,353	906
	Canadian Dollar	Sell	10/21/15	166,412	178,959	12,547
	Euro	Sell	12/16/15	246,029	249,088	3,059
	Japanese Yen	Sell	11/18/15	119,570	120,995	1,425
	New Zealand Dollar	Buy	10/21/15	186,990	196,070	(9,080)
	New Zealand Dollar	Sell	10/21/15	186,990	188,171	1,181
	South Korean Won	Sell	11/18/15	14,021	13,476	(545)

Total						$(51,658)

FUTURES CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	34	$1,174,320	Dec-15	$(29,206)
MSCI EAFE Index Mini (Short)	19	1,567,025	Dec-15	58,222
Russell 2000 Index Mini (Short)	17	1,863,030	Dec-15	77,571
S&P 500 Index (Long)	1	477,175	Dec-15	(6,091)
S&P 500 Index E-Mini (Long)	75	7,157,625	Dec-15	(44,810)
S&P 500 Index E-Mini (Short)	12	1,145,220	Dec-15	14,561
S&P Mid Cap 400 Index E-Mini (Long)	12	1,635,480	Dec-15	(43,383)
U.S. Treasury Bond 30 yr (Long)	8	1,258,750	Dec-15	17,937
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,245,688	Dec-15	15,079
U.S. Treasury Note 2 yr (Long)	36	7,885,125	Dec-15	12,442
U.S. Treasury Note 2 yr (Short)	26	5,694,813	Dec-15	(9,002)
U.S. Treasury Note 5 yr (Long)	59	7,110,422	Dec-15	53,351
U.S. Treasury Note 10 yr (Long)	21	2,703,422	Dec-15	34,743
U.S. Treasury Note 10 yr (Short)	77	9,912,547	Dec-15	(87,909)

Total				$63,505

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/15 (premiums $38,821) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$28,288

Total			$28,288

TBA SALE COMMITMENTS OUTSTANDING at 9/30/15 (proceeds receivable $10,639,297) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6s, September 1, 2045	$2,000,000	9/14/15	$2,264,062
Federal National Mortgage Association, 4 1/2s, October 1, 2045	1,000,000	10/14/15	1,084,063
Federal National Mortgage Association, 4s, October 1, 2045	4,000,000	10/14/15	4,266,250
Federal National Mortgage Association, 3s, October 1, 2045	3,000,000	10/14/15	3,039,844

Total			$10,654,219

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$5,400,000	(E)	$(27,109)	12/16/17	3 month USD-LIBOR-BBA	1.25%	$14,331
	9,702,000	(E)	47,682	12/16/17	1.25%	3 month USD-LIBOR-BBA	(26,769)
	500,000	(E)	(3,044)	12/16/25	3 month USD-LIBOR-BBA	2.35%	10,128
	2,210,000	(E)	13,390	12/16/25	2.35%	3 month USD-LIBOR-BBA	(44,832)
	2,400,000	(E)	(1,401)	12/16/20	3 month USD-LIBOR-BBA	1.70%	24,240
	2,502,000	(E)	2,178	12/16/20	1.70%	3 month USD-LIBOR-BBA	(24,554)
	126,000	(E)	(427)	12/16/45	2.70%	3 month USD-LIBOR-BBA	(4,470)

	Total		$31,269	$(51,926)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$14,353	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(125)
	163,286	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,496)
	2,993	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5
	8,646	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12
	67,923	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	111
	174,256	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	303
	85,465	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	148
	14,410	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21
	46,776	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	67
	33,918	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	48
	39,090	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(92)
	6,795	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(9)
	3,366	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5)
	3,366	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5)
	6,795	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(9)
	17,705	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(24)
	6,795	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(9)
	132,269	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,212)
	6,651	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12
	13,590	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(19)
	56,533	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	727
	5,321	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9
	4,622	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11)
	85,865	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(608)
Citibank, N.A.
	33,588	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	58
baskets	53	—	12/17/15	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	(252,448)
units	1,149	—	12/17/15	3 month USD-LIBOR-BBA plus 0.15%	Russell 1000 Total Return Index	261,281
units	71	—	12/17/15	3 month USD-LIBOR-BBA plus 0.15%	Russell 1000 Total Return Index	16,145
Credit Suisse International
	$274,963	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	491
	205,355	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,882)
Goldman Sachs International
	35,434	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(308)
	35,434	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(308)
	9,269	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(85)
	170,737	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,511)
	329,067	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,015)

Total		$—	$16,257

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$273	$4,000	5/11/63	300 bp	$170
	CMBX NA BBB- Index	BBB-/P	482	8,000	5/11/63	300 bp	276
	CMBX NA BBB- Index	BBB-/P	926	15,000	5/11/63	300 bp	539
	CMBX NA BBB- Index	BBB-/P	912	16,000	5/11/63	300 bp	499
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	1,219	11,000	5/11/63	300 bp	936
	Credit Suisse International
	CMBX NA BB Index	—	(1,818)	103,000	5/11/63	(500 bp)	1,742
	CMBX NA BBB- Index	BBB-/P	1,446	132,000	5/11/63	300 bp	(1,960)
	CMBX NA BBB- Index	BBB-/P	2,186	151,000	5/11/63	300 bp	(1,710)
	CMBX NA BBB- Index	BBB-/P	2,916	222,000	5/11/63	300 bp	(2,812)
	CMBX NA BBB- Index	BBB-/P	116	2,000	1/17/47	300 bp	—
	CMBX NA BBB- Index	BBB-/P	356	10,000	1/17/47	300 bp	(202)
	CMBX NA BBB- Index	BBB-/P	926	27,000	1/17/47	300 bp	(580)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(90)	13,000	5/11/63	300 bp	(425)
	CMBX NA BB Index	—	(95)	9,000	5/11/63	(500 bp)	216
	CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	150
	CMBX NA BB Index	—	(43)	5,000	5/11/63	(500 bp)	130
	CMBX NA BB Index	—	90	4,000	5/11/63	(500 bp)	229
	CMBX NA BB Index	—	50	3,000	5/11/63	(500 bp)	154
	CMBX NA BB Index	—	31	3,000	5/11/63	(500 bp)	134
	CMBX NA BB Index	—	4	3,000	5/11/63	(500 bp)	107
	CMBX NA BB Index	—	(4)	2,000	1/17/47	(500 bp)	102
	CMBX NA BBB- Index	—	(118)	13,000	5/11/63	(300 bp)	217
	CMBX NA BBB- Index	BBB-/P	(3)	1,000	5/11/63	300 bp	(28)
	CMBX NA BBB- Index	BBB-/P	(16)	2,000	5/11/63	300 bp	(68)
	CMBX NA BBB- Index	BBB-/P	(55)	5,000	5/11/63	300 bp	(184)
	CMBX NA BBB- Index	BBB-/P	60	10,000	5/11/63	300 bp	(198)
	CMBX NA BBB- Index	BBB-/P	(94)	10,000	5/11/63	300 bp	(352)
	CMBX NA BBB- Index	BBB-/P	(100)	10,000	5/11/63	300 bp	(358)
	CMBX NA BBB- Index	BBB-/P	(100)	10,000	5/11/63	300 bp	(358)
	CMBX NA BBB- Index	BBB-/P	(40)	10,000	5/11/63	300 bp	(298)
	CMBX NA BBB- Index	BBB-/P	126	11,000	5/11/63	300 bp	(158)
	CMBX NA BBB- Index	BBB-/P	(200)	12,000	5/11/63	300 bp	(510)
	CMBX NA BBB- Index	BBB-/P	240	8,000	1/17/47	300 bp	(207)
	CMBX NA BBB- Index	BBB-/P	394	13,000	1/17/47	300 bp	(331)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(408)	17,000	5/11/63	(300 bp)	35
	CMBX NA BBB- Index	—	(206)	8,000	5/11/63	(300 bp)	2
	CMBX NA BBB- Index	BBB-/P	443	8,000	1/17/47	300 bp	(6)
	CMBX NA BBB- Index	BBB-/P	897	17,000	1/17/47	300 bp	(56)

	Total		$10,645	$(5,163)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$4,098	$5,376,000	12/20/20	500 bp	$6,056
	NA IG Series 25 Index	BBB+/P	(6,299)	1,700,000	12/20/20	100 bp	(597)

	Total		$(2,201)	$5,459

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $154,764,702.
(b)	The aggregate identified cost on a tax basis is $180,531,452, resulting in gross unrealized appreciation and depreciation of $11,739,989 and $8,901,693, respectively, or net unrealized appreciation of $2,838,296.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $35,466, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$154,000	$154,000	$16	$—
	Putnam Short Term Investment Fund*	35,469,696	22,525,029	29,656,989	23,854	28,337,736
	Totals	$35,469,696	$22,679,029	$29,810,989	$23,870	$28,337,736
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,409,785, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,370,246. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $44,832,816 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $140,617 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,058,724	$1,044,469	$—
Capital goods	5,166,954	610,653	—
Communication services	2,121,947	960,126	—
Conglomerates	17,567	143,218	—
Consumer cyclicals	10,695,437	2,380,442	—
Consumer staples	5,971,613	1,466,233	13,765
Energy	4,695,692	994,599	200
Financials	12,914,908	3,696,278	21,701
Health care	10,686,728	1,731,024	—
Miscellaneous	—	11,186	—
Technology	13,617,513	684,438	—
Transportation	2,048,606	699,334	—
Utilities and power	2,165,909	633,872	—
Total common stocks	72,161,598	15,055,872	35,666
Asset-backed securities	—	—	2,958,000
Convertible bonds and notes	—	30,304	—
Convertible preferred stocks	—	28,360	—
Corporate bonds and notes	—	27,648,457	1
Foreign government and agency bonds and notes	—	930,791	—
Investment companies	46,632	—	—
Mortgage-backed securities	—	4,239,613	35,350
Preferred stocks	103,710	69,631	—
Senior loans	—	312,469	—
U.S. government and agency mortgage obligations	—	28,306,139	—
Warrants	—	20,668	—
Short-term investments	28,337,736	3,048,751	—

Totals by level	$100,649,676	$79,691,055	$3,029,017

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(51,658)	$—
Futures contracts	63,505	—	—
Written swap options outstanding	—	(28,288)	—
TBA sale commitments	—	(10,654,219)	—
Interest rate swap contracts	—	(83,195)	—
Total return swap contracts	—	16,257	—
Credit default contracts	—	(8,148)	—

Totals by level	$63,505	$(10,809,251)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of December 31, 2014	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Purchases	Sales	Total transfers into Level 3	Total transfers out of Level 3	Balance as of September 30, 2015

Common stocks*:
Consumer staples	$645	$—	$(4,938)	$3,174	$15,404	$(520)	$—	$—	$13,765
Energy	$200	—	—	—	—	—	—	—	200
Financials	$18,633	—	—	3,068	—	—	—	—	21,701
Total common stocks	$19,478	—	(4,938)	6,242	15,404	(520)	—	—	$35,666
Asset-backed securities	$2,958,000	$—	$—	$—	$—	$—	$—	$—	$2,958,000
Corporate bonds and notes	$1	—	—	—	—	—	—	—	$1
Mortgage-backed securities	$—	—	—	—	35,350	—	—	—	$35,350

Totals:	$2,977,479	$—	$(4,938)	$6,242	$50,754	$(520)	$—	$—	$3,029,017

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
# Includes $1,429 related to Level 3 securities still held at period end.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Level 3 securities which are fair valued by Putnam, are not material to the fund.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$13,453	$21,601
Foreign exchange contracts	385,321	436,979
Equity contracts	448,448	375,938
Interest rate contracts	215,817	299,380

Total	$1,063,039	$1,133,898

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written swap option contracts (contract amount)		$220,000
Futures contracts (number of contracts)		400
Forward currency contracts (contract amount)		$50,400,000
Centrally cleared interest rate swap contracts (notional)		$24,500,000
OTC total return swap contracts (notional)		$19,000,000
OTC credit default contracts (notional)		$850,000
Centrally cleared credit default contracts (notional)		$6,200,000
Warrants (number of warrants)		6,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$2,817	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$2,817
	OTC Total return swap contracts*#	—	1,463	—	277,484	491	—	—	—	—	—	—	—	—	—	—	279,438
	OTC Credit default contracts*#	—	—	—	—	3,560	—	1,582	—	—	651	—	—	—	—	—	5,793
	Centrally cleared credit default contracts§	—	—	162,766	—	—	—	—	—	—	—	—	—	—	—	—	162,766
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	132,025	—	—	—	—	132,025
	Forward currency contracts#	52,748	22,427	—	49,379	22,260	14,995	19,156	21,317	65,559	—	—	27,431	59,632	16,982	19,131	391,017

	Total Assets	$52,748	$23,890	$165,583	$326,863	$26,311	$14,995	$20,738	$21,317	$65,559	$651	$132,025	$27,431	$59,632	$16,982	$19,131	$973,856

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	OTC Total return swap contracts*#	—	3,624	—	252,448	1,882	—	5,227	—	—	—	—	—	—	—	—	263,181
	OTC Credit default contracts*#	1,109	283	—	—	15,210	—	3,597	—	—	1,402	—	—	—	—	—	21,601
	Centrally cleared credit default contracts§	—	—	145,644	—	—	—	—	—	—	—	—	—	—	—	—	145,644
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	41,070	—	—	—	—	41,070
	Forward currency contracts#	31,898	37,732	—	64,619	40,962	7,859	21,607	11,705	46,406	—	—	22,102	65,950	82,210	9,625	442,675
	Written swap options#	—	—	—	—	—	—	—	—	28,288	—	—	—	—	—	—	28,288

	Total Liabilities	$33,007	$41,639	$145,644	$317,067	$58,054	$7,859	$30,431	$11,705	$74,694	$1,402	$41,070	$22,102	$65,950	$82,210	$9,625	$942,459

	Total Financial and Derivative Net Assets	$19,741	$(17,749)	$19,939	$9,796	$(31,743)	$7,136	$(9,693)	$9,612	$(9,135)	$(751)	$90,955	$5,329	$(6,318)	$(65,228)	$9,506	$31,397
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$19,741	$(17,749)	$19,939	$9,796	$(31,743)	$7,136	$(9,693)	$9,612	$(9,135)	$(751)	$90,955	$5,329	$(6,318)	$(65,228)	$9,506

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015